JPMorgan Mortgage-Backed Securities Fund
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 61.2%
FHLMC
Pool # 781087, ARM, 6.36%, 12/1/2033 (a)	27	27
Pool # 1B1665, ARM, 5.86%, 4/1/2034 (a)	11	11
Pool # 782979, ARM, 6.37%, 1/1/2035 (a)	34	34
Pool # 1B2844, ARM, 6.27%, 3/1/2035 (a)	16	16
Pool # 1Q0007, ARM, 8.02%, 12/1/2035 (a)	7	7
Pool # 972200, ARM, 6.15%, 3/1/2036 (a)	16	16
Pool # 1J1380, ARM, 6.31%, 3/1/2036 (a)	8	8
Pool # 1H2618, ARM, 5.42%, 5/1/2036 (a)	28	28
Pool # 1G2557, ARM, 5.74%, 6/1/2036 (a)	39	40
Pool # 1A1085, ARM, 7.43%, 8/1/2036 (a)	23	23
Pool # 1Q0105, ARM, 6.01%, 9/1/2036 (a)	11	11
Pool # 1J1348, ARM, 6.45%, 10/1/2036 (a)	56	56
Pool # 1N0249, ARM, 7.32%, 10/1/2036 (a)	5	5
Pool # 1A1096, ARM, 7.50%, 10/1/2036 (a)	72	73
Pool # 1J1378, ARM, 5.89%, 11/1/2036 (a)	32	32
Pool # 1Q0737, ARM, 5.95%, 11/1/2036 (a)	21	21
Pool # 1G2671, ARM, 5.97%, 11/1/2036 (a)	41	41
Pool # 782760, ARM, 6.29%, 11/1/2036 (a)	37	38
Pool # 1G1386, ARM, 6.17%, 12/1/2036 (a)	12	12
Pool # 1J1516, ARM, 6.07%, 2/1/2037 (a)	18	18
Pool # 1G1555, ARM, 6.72%, 2/1/2037 (a)	5	5
Pool # 1Q0739, ARM, 7.53%, 3/1/2037 (a)	32	33
Pool # 1Q0697, ARM, 7.35%, 5/1/2037 (a)	34	35
Pool # 1G2229, ARM, 6.03%, 9/1/2037 (a)	11	11
Pool # 1Q0722, ARM, 6.32%, 4/1/2038 (a)	17	17
Pool # 1Q0789, ARM, 5.62%, 5/1/2038 (a)	3	3
FHLMC Gold Pools, 20 Year
Pool # C91042, 5.50%, 5/1/2027	88	88
Pool # C91158, 6.50%, 1/1/2028	44	44
Pool # C91180, 5.50%, 3/1/2028	40	40
Pool # D98938, 4.00%, 2/1/2032	301	289
FHLMC Gold Pools, 30 Year
Pool # C18115, 6.00%, 11/1/2028	1	1
Pool # C00701, 6.50%, 1/1/2029	10	10
Pool # G03029, 6.00%, 10/1/2029	16	16
Pool # C68485, 7.00%, 7/1/2032	12	12
Pool # G01448, 7.00%, 8/1/2032	23	23
Pool # C75791, 5.50%, 1/1/2033	33	34
Pool # C01735, 4.00%, 10/1/2033	39	38
Pool # A13625, 5.50%, 10/1/2033	116	117
Pool # A16843, 6.00%, 12/1/2033	28	28
Pool # A28796, 6.50%, 11/1/2034	44	45
Pool # A46417, 7.00%, 4/1/2035	153	157
Pool # A46987, 5.50%, 7/1/2035	237	240
Pool # A80290, 5.00%, 11/1/2035	317	313
Pool # G05713, 6.50%, 12/1/2035	240	244
Pool # A54679, 6.50%, 6/1/2036	11	11

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # C02637, 7.00%, 10/1/2036	80	82
Pool # C02660, 6.50%, 11/1/2036	36	37
Pool # G04077, 6.50%, 3/1/2038	73	76
Pool # G05190, 7.50%, 9/1/2038	13	13
Pool # C03466, 5.50%, 3/1/2040	59	59
Pool # A93511, 5.00%, 8/1/2040	507	500
Pool # G06493, 4.50%, 5/1/2041	813	785
Pool # G60039, 3.00%, 4/1/2043	3,351	2,945
Pool # G60105, 5.00%, 6/1/2044	1,129	1,113
Pool # Q37784, 3.50%, 12/1/2045	1,132	1,017
Pool # Q39412, 3.50%, 3/1/2046	455	409
Pool # Q40797, 3.50%, 5/1/2046	1,387	1,245
Pool # Q40922, 3.50%, 6/1/2046	442	397
Pool # Q42079, 3.50%, 7/1/2046	737	662
Pool # V84637, 4.00%, 9/1/2048	372	343
Pool # Q61709, 4.50%, 2/1/2049	895	853
Pool # Q62088, 4.50%, 2/1/2049	563	544
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # B90491, 7.50%, 1/1/2032	47	47
Pool # WA1626, 3.45%, 8/1/2032	8,363	7,564
Pool # WN1179, 3.85%, 9/1/2032	4,000	3,690
Pool # U80047, 4.00%, 9/1/2032	137	131
Pool # U80068, 3.50%, 10/1/2032	277	263
Pool # U80125, 3.50%, 1/1/2033	833	785
Pool # U80173, 3.50%, 1/1/2033	608	577
Pool # U80265, 3.50%, 4/1/2033	786	743
Pool # WN3233, 3.19%, 7/1/2033	5,000	4,417
Pool # L10224, 6.00%, 12/1/2034	96	96
Pool # H00158, 6.00%, 4/1/2036	46	46
Pool # L10291, 6.50%, 11/1/2036	132	134
Pool # P51353, 6.50%, 11/1/2036	70	70
Pool # P50595, 6.50%, 12/1/2036	222	226
Pool # P51361, 6.50%, 12/1/2036	56	57
Pool # G20028, 7.50%, 12/1/2036	52	53
Pool # G80365, 6.50%, 10/17/2038	95	96
Pool # U90690, 3.50%, 6/1/2042	2,270	2,039
Pool # U90975, 4.00%, 6/1/2042	1,408	1,312
Pool # T65101, 4.00%, 10/1/2042	204	184
Pool # U90378, 4.00%, 11/1/2042	2,056	1,915
Pool # U90542, 4.00%, 12/1/2042	673	640
Pool # U91449, 4.00%, 5/1/2043	1,865	1,737
Pool # U99051, 3.50%, 6/1/2043	308	279
Pool # U99134, 4.00%, 1/1/2046	1,236	1,152
Pool # U69030, 4.50%, 1/1/2046	837	804
Pool # U69039, 4.00%, 2/1/2046	1,977	1,834
FHLMC UMBS, 20 Year Pool # ZT1675, 3.50%, 4/1/2037	2,077	1,959

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC UMBS, 30 Year
Pool # RA1617, 3.50%, 8/1/2049	417	372
Pool # RA1623, 4.00%, 9/1/2049	1,704	1,586
Pool # SI2041, 3.00%, 10/1/2049	10,285	8,776
Pool # QA5403, 4.00%, 11/1/2049	772	712
Pool # QA5096, 4.00%, 12/1/2049	961	885
Pool # QA5982, 4.00%, 12/1/2049	921	848
Pool # RA2008, 4.00%, 1/1/2050	2,269	2,090
Pool # QA7351, 3.00%, 2/1/2050	309	265
Pool # RA2272, 3.50%, 2/1/2050	15,965	14,458
Pool # QB0097, 4.00%, 5/1/2050	582	546
Pool # RA2897, 2.50%, 6/1/2050 (b)	10,257	8,362
Pool # SD8089, 2.50%, 7/1/2050	9,171	7,480
Pool # SI2081, 2.00%, 8/1/2050	26,434	20,635
Pool # RA3976, 2.50%, 11/1/2050	9,399	7,710
Pool # RA4515, 4.00%, 2/1/2051	5,175	4,734
Pool # QC2061, 2.00%, 5/1/2051	16,428	12,845
Pool # RA5276, 2.50%, 5/1/2051	6,830	5,576
Pool # QC2209, 3.50%, 5/1/2051	1,994	1,759
Pool # QC3244, 3.00%, 6/1/2051	3,417	2,896
Pool # RA5921, 2.50%, 9/1/2051	4,733	3,861
Pool # QC7968, 2.50%, 10/1/2051	1,198	978
Pool # RA6135, 2.50%, 10/1/2051	22,706	18,535
Pool # RA6228, 2.50%, 11/1/2051	8,204	6,695
Pool # QD0369, 3.00%, 11/1/2051	4,799	4,070
Pool # SD4951, 2.50%, 2/1/2052	23,050	18,818
Pool # SD3952, 2.50%, 3/1/2052	5,493	4,482
Pool # SD7554, 2.50%, 4/1/2052	4,281	3,518
Pool # SD8212, 2.50%, 5/1/2052 (b)	12,637	10,210
Pool # SD3362, 3.00%, 5/1/2052	9,406	7,972
Pool # QE5028, 5.00%, 6/1/2052	1,045	1,008
Pool # QE4140, 5.50%, 6/1/2052	5,585	5,555
Pool # SD4181, 3.50%, 8/1/2052	9,492	8,381
Pool # SD1725, 4.00%, 10/1/2052	13,823	12,567
Pool # SD1713, 5.00%, 10/1/2052	9,522	9,225
Pool # RA9669, 5.00%, 8/1/2053	5,721	5,507
FNMA
Pool # 54844, ARM, 4.48%, 9/1/2027 (a)	1	1
Pool # 303532, ARM, 4.58%, 3/1/2029 (a)	2	2
Pool # 555258, ARM, 5.65%, 1/1/2033 (a)	32	32
Pool # 686040, ARM, 5.96%, 7/1/2033 (a)	28	28
Pool # 746299, ARM, 6.06%, 9/1/2033 (a)	29	30
Pool # 743546, ARM, 5.73%, 11/1/2033 (a)	103	102
Pool # 766610, ARM, 5.93%, 1/1/2034 (a)	7	6
Pool # 735648, ARM, 5.99%, 2/1/2034 (a)	13	13
Pool # 770377, ARM, 6.39%, 4/1/2034 (a)	14	14
Pool # 751531, ARM, 5.33%, 5/1/2034 (a)	29	29
Pool # 778908, ARM, 5.58%, 6/1/2034 (a)	13	13

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 800422, ARM, 5.46%, 8/1/2034 (a)	105	103
Pool # 735332, ARM, 6.31%, 8/1/2034 (a)	23	23
Pool # 790964, ARM, 5.90%, 9/1/2034 (a)	12	12
Pool # 794797, ARM, 5.55%, 10/1/2034 (a)	28	28
Pool # 803594, ARM, 5.83%, 10/1/2034 (a)	17	17
Pool # 803599, ARM, 5.83%, 10/1/2034 (a)	26	26
Pool # 896463, ARM, 6.32%, 10/1/2034 (a)	48	49
Pool # 735740, ARM, 6.78%, 10/1/2034 (a)	29	29
Pool # 810896, ARM, 7.27%, 1/1/2035 (a)	179	181
Pool # 816594, ARM, 7.20%, 2/1/2035 (a)	8	8
Pool # 745862, ARM, 6.10%, 4/1/2035 (a)	39	39
Pool # 735539, ARM, 6.35%, 4/1/2035 (a)	85	87
Pool # 821378, ARM, 5.04%, 5/1/2035 (a)	32	32
Pool # 823660, ARM, 6.38%, 5/1/2035 (a)	24	23
Pool # 821179, ARM, 7.11%, 5/1/2035 (a)	5	5
Pool # 745766, ARM, 5.91%, 6/1/2035 (a)	18	18
Pool # 832801, ARM, 5.99%, 9/1/2035 (a)	8	8
Pool # 849251, ARM, 6.96%, 1/1/2036 (a)	23	23
Pool # 920843, ARM, 6.82%, 3/1/2036 (a)	275	284
Pool # 872825, ARM, 6.09%, 6/1/2036 (a)	35	35
Pool # 892868, ARM, 6.02%, 7/1/2036 (a)	25	25
Pool # 886558, ARM, 6.02%, 8/1/2036 (a)	30	30
Pool # 920547, ARM, 6.10%, 9/1/2036 (a)	90	90
Pool # 894239, ARM, 6.18%, 10/1/2036 (a)	21	21
Pool # 900191, ARM, 6.32%, 10/1/2036 (a)	16	16
Pool # 902818, ARM, 6.20%, 11/1/2036 (a)	—	—
Pool # 902955, ARM, 6.04%, 12/1/2036 (a)	17	17
Pool # 938346, ARM, 6.03%, 7/1/2037 (a)	12	12
Pool # 995919, ARM, 6.27%, 7/1/2037 (a)	22	23
Pool # AD0085, ARM, 5.42%, 11/1/2037 (a)	24	24
Pool # AD0179, ARM, 6.32%, 12/1/2037 (a)	28	29
Pool # 966946, ARM, 6.28%, 1/1/2038 (a)	2	2
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 5.00%, 6/25/2054 (b)	100,000	96,236
FNMA UMBS, 15 Year
Pool # AD0133, 5.00%, 8/1/2024	—	—
Pool # AX7598, 3.00%, 1/1/2030	815	777
FNMA UMBS, 20 Year
Pool # 257055, 6.50%, 12/1/2027	24	25
Pool # AE0049, 6.00%, 9/1/2029	23	23
Pool # MA0602, 3.50%, 12/1/2030	327	313
Pool # AP3582, 3.50%, 8/1/2032	501	472
Pool # AB9830, 3.50%, 7/1/2033	2,357	2,227
Pool # AL6238, 4.00%, 1/1/2035	770	736
Pool # MA4500, 1.50%, 12/1/2041	7,106	5,689
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	9	9
Pool # 695533, 8.00%, 6/1/2027	5	5
Pool # 756020, 8.50%, 12/1/2027	2	2

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 527285, 7.00%, 11/1/2028	1	1
Pool # 755973, 8.00%, 11/1/2028	31	31
Pool # 455759, 6.00%, 12/1/2028	6	6
Pool # 776702, 4.50%, 5/1/2029	8	8
Pool # 889020, 6.50%, 11/1/2029	33	33
Pool # 567036, 8.50%, 2/1/2030	14	14
Pool # 598559, 6.50%, 8/1/2031	20	20
Pool # 613000, 7.00%, 11/1/2031	19	20
Pool # 610591, 7.00%, 1/1/2032	27	28
Pool # 788150, 6.00%, 3/1/2032	8	8
Pool # 668825, 7.00%, 8/1/2032	3	3
Pool # 682078, 5.50%, 11/1/2032	129	129
Pool # 668562, 6.00%, 12/1/2032	15	15
Pool # 675555, 6.00%, 12/1/2032	8	9
Pool # AL0045, 6.00%, 12/1/2032	102	103
Pool # 357363, 5.50%, 3/1/2033	152	151
Pool # 674349, 6.00%, 3/1/2033	8	8
Pool # 688625, 6.00%, 3/1/2033	9	9
Pool # 695584, 6.00%, 3/1/2033	3	3
Pool # 702901, 6.00%, 5/1/2033	92	94
Pool # 695403, 5.00%, 6/1/2033	67	67
Pool # 995656, 7.00%, 6/1/2033	73	75
Pool # 723852, 5.00%, 7/1/2033	26	26
Pool # 729296, 5.00%, 7/1/2033	70	68
Pool # 726912, 4.00%, 8/1/2033	2	2
Pool # 753696, 4.00%, 8/1/2033	14	14
Pool # 729379, 6.00%, 8/1/2033	14	15
Pool # 726914, 6.50%, 8/1/2033	7	7
Pool # 737825, 6.00%, 9/1/2033	22	23
Pool # AA7943, 4.00%, 10/1/2033	226	214
Pool # 750977, 4.50%, 11/1/2033	16	15
Pool # 725017, 5.50%, 12/1/2033	156	157
Pool # 759424, 5.50%, 1/1/2034	43	43
Pool # 751182, 5.50%, 3/1/2034	32	32
Pool # 751341, 5.50%, 3/1/2034	11	12
Pool # 767378, 5.50%, 3/1/2034	13	13
Pool # 776565, 4.00%, 4/1/2034	125	118
Pool # AC1317, 4.50%, 9/1/2034	99	96
Pool # 820347, 5.00%, 9/1/2035	28	28
Pool # 745281, 6.00%, 1/1/2036	20	20
Pool # 888417, 6.50%, 1/1/2036	33	33
Pool # 833629, 7.00%, 3/1/2036	17	18
Pool # 893268, 6.50%, 8/1/2036	58	59
Pool # 833657, 7.50%, 8/1/2036	7	7
Pool # AA0922, 6.00%, 9/1/2036	117	119
Pool # 878225, 6.50%, 10/1/2036	28	29
Pool # 985683, 8.00%, 10/1/2036	74	76
Pool # 888476, 7.50%, 5/1/2037	17	17

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 945870, 6.50%, 8/1/2037	39	41
Pool # 946338, 7.00%, 9/1/2037	30	31
Pool # 888707, 7.50%, 10/1/2037	58	59
Pool # 889883, 6.50%, 3/1/2038	45	46
Pool # AC9081, 6.50%, 9/1/2038	88	93
Pool # 909236, 7.00%, 9/1/2038	233	240
Pool # 934591, 7.00%, 10/1/2038	30	31
Pool # AB2869, 6.00%, 11/1/2038	162	166
Pool # 995504, 7.50%, 11/1/2038	15	16
Pool # 257510, 7.00%, 12/1/2038	100	104
Pool # AD0753, 7.00%, 1/1/2039	158	163
Pool # 890661, 7.00%, 2/1/2039	592	608
Pool # AD0780, 7.50%, 4/1/2039	324	339
Pool # AD6377, 5.50%, 5/1/2040	45	45
Pool # AD4951, 5.00%, 7/1/2040	1,085	1,068
Pool # BM5364, 4.00%, 4/1/2042	1,296	1,214
Pool # AL6839, 5.00%, 4/1/2042	672	662
Pool # AR8128, 3.50%, 3/1/2043	1,044	949
Pool # AL8256, 3.00%, 8/1/2043	2,159	1,897
Pool # AZ8089, 4.00%, 7/1/2045	339	316
Pool # BA2343, 4.00%, 9/1/2045	1,543	1,434
Pool # BC9441, 3.50%, 4/1/2046	151	137
Pool # BC6982, 4.00%, 4/1/2046	1,259	1,169
Pool # BD0299, 3.50%, 5/1/2046	230	206
Pool # BC1249, 3.50%, 6/1/2046	233	209
Pool # BD1243, 3.50%, 6/1/2046	365	328
Pool # BD3066, 3.50%, 7/1/2046	526	472
Pool # BD3088, 3.50%, 7/1/2046	208	187
Pool # BD5248, 3.50%, 8/1/2046	1,164	1,044
Pool # BD7764, 3.50%, 9/1/2046	740	664
Pool # BE5870, 3.50%, 1/1/2047	1,549	1,403
Pool # BH4665, 4.00%, 6/1/2047	2,319	2,152
Pool # BH7626, 4.00%, 8/1/2047	973	900
Pool # BM3500, 4.00%, 9/1/2047	1,322	1,247
Pool # BH7663, 4.00%, 10/1/2047	2,010	1,874
Pool # BJ1778, 4.50%, 10/1/2047	462	441
Pool # BM3044, 4.00%, 11/1/2047	1,631	1,512
Pool # BE8351, 4.00%, 2/1/2048	533	493
Pool # BM3455, 4.50%, 2/1/2048	1,097	1,049
Pool # BK7006, 4.50%, 6/1/2048	387	369
Pool # BD9084, 4.50%, 7/1/2048	1,203	1,148
Pool # BK9303, 4.00%, 8/1/2048	1,333	1,256
Pool # CA4662, 3.50%, 9/1/2048	2,120	1,880
Pool # 890863, 5.00%, 9/1/2048	1,569	1,588
Pool # BN1829, 4.50%, 10/1/2048	785	748
Pool # BN4960, 5.00%, 12/1/2048	411	404
Pool # BM5430, 5.00%, 1/1/2049	2,058	2,021
Pool # BN5013, 5.00%, 1/1/2049	2,247	2,202

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BN6788, 4.50%, 2/1/2049	268	254
Pool # BK0317, 4.00%, 3/1/2049	1,144	1,057
Pool # BO0719, 5.00%, 6/1/2049	1,042	1,021
Pool # BO0721, 5.00%, 6/1/2049	1,137	1,115
Pool # BO0722, 5.00%, 6/1/2049	122	120
Pool # BO4276, 3.50%, 7/1/2049	2,266	2,069
Pool # BO4277, 3.50%, 7/1/2049	3,288	2,997
Pool # BO4280, 4.00%, 7/1/2049	2,234	2,097
Pool # BN8529, 4.50%, 7/1/2049	371	358
Pool # BO3436, 4.50%, 7/1/2049	1,661	1,591
Pool # BO0718, 5.00%, 7/1/2049	1,427	1,398
Pool # BO0720, 5.00%, 7/1/2049	1,490	1,461
Pool # BO2496, 5.00%, 7/1/2049	2,237	2,186
Pool # BO2497, 5.00%, 7/1/2049	2,076	2,035
Pool # BO2498, 5.00%, 7/1/2049	2,344	2,313
Pool # BO2499, 5.00%, 7/1/2049	440	446
Pool # BO3408, 5.00%, 7/1/2049	578	565
Pool # BO3749, 4.00%, 8/1/2049	1,750	1,660
Pool # BO3999, 4.00%, 8/1/2049	806	742
Pool # BO2495, 5.00%, 8/1/2049	2,038	1,997
Pool # BK8769, 3.50%, 10/1/2049	1,384	1,234
Pool # CA4363, 4.00%, 10/1/2049	1,051	969
Pool # BO2888, 4.00%, 11/1/2049	1,134	1,051
Pool # BO4387, 4.00%, 11/1/2049	1,485	1,376
Pool # FM2526, 4.00%, 12/1/2049	2,409	2,271
Pool # BP1128, 4.00%, 1/1/2050	681	632
Pool # BP1132, 4.00%, 1/1/2050	771	716
Pool # BP1141, 4.00%, 1/1/2050	271	250
Pool # BP1847, 4.50%, 1/1/2050	1,412	1,370
Pool # FM3365, 3.00%, 3/1/2050	9,627	8,232
Pool # BP4626, 2.50%, 4/1/2050	4,072	3,319
Pool # BP6363, 3.00%, 4/1/2050	4,624	3,941
Pool # BP5296, 3.50%, 4/1/2050	3,188	2,839
Pool # BP5302, 4.00%, 4/1/2050	1,707	1,566
Pool # BP8337, 3.00%, 5/1/2050	4,085	3,585
Pool # CA5729, 3.00%, 5/1/2050	5,592	4,765
Pool # CA5731, 3.00%, 5/1/2050	13,839	11,835
Pool # BP8338, 3.00%, 6/1/2050	3,314	2,912
Pool # BK2693, 3.50%, 6/1/2050	744	662
Pool # BP9337, 3.50%, 6/1/2050	2,837	2,641
Pool # BP9950, 3.50%, 6/1/2050	2,048	1,820
Pool # CA6361, 2.50%, 7/1/2050	3,363	2,777
Pool # CA6430, 3.50%, 7/1/2050	5,247	4,670
Pool # MA4096, 2.50%, 8/1/2050	47,914	39,034
Pool # BO4410, 3.00%, 8/1/2050	4,172	3,545
Pool # BQ1646, 3.00%, 8/1/2050	3,004	2,532
Pool # FM4311, 3.00%, 8/1/2050	3,253	2,783
Pool # BQ1367, 2.50%, 9/1/2050	14,256	11,669

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BQ2143, 2.50%, 9/1/2050	9,280	7,510
Pool # BQ4113, 3.00%, 9/1/2050	1,835	1,561
Pool # BQ5586, 3.00%, 10/1/2050	3,050	2,586
Pool # FM5173, 2.50%, 12/1/2050	6,844	5,607
Pool # CA8862, 2.50%, 1/1/2051	5,790	4,750
Pool # BQ4516, 2.00%, 2/1/2051	14,166	11,001
Pool # BR4052, 2.00%, 2/1/2051	14,704	11,498
Pool # FM5778, 2.50%, 2/1/2051	7,250	5,946
Pool # BR0870, 3.50%, 2/1/2051	961	852
Pool # FS5380, 2.00%, 5/1/2051	21,330	16,602
Pool # CB0674, 2.50%, 5/1/2051	9,097	7,435
Pool # FM7957, 2.50%, 7/1/2051	11,702	9,565
Pool # FM8179, 2.50%, 7/1/2051	19,526	15,846
Pool # BT6666, 2.00%, 8/1/2051 (b)	17,349	13,429
Pool # BT5574, 2.50%, 8/1/2051	929	760
Pool # CB1908, 2.50%, 10/1/2051	29,333	23,855
Pool # FM9195, 2.50%, 10/1/2051	11,840	9,664
Pool # CB1878, 3.00%, 10/1/2051	4,304	3,652
Pool # MA4466, 2.50%, 11/1/2051	8,298	6,727
Pool # FM9961, 3.00%, 12/1/2051	9,021	7,595
Pool # FS0213, 3.00%, 12/1/2051	24,560	20,815
Pool # FS2559, 3.00%, 12/1/2051	4,911	4,173
Pool # FS7409, 2.00%, 2/1/2052	13,793	10,834
Pool # BV3216, 2.50%, 2/1/2052	10,788	8,727
Pool # CB2869, 2.50%, 2/1/2052	25,219	20,393
Pool # FS4284, 2.50%, 2/1/2052	7,325	5,947
Pool # MA4548, 2.50%, 2/1/2052	9,536	7,724
Pool # BV3570, 3.00%, 2/1/2052	1,021	862
Pool # FS0488, 3.00%, 2/1/2052	4,947	4,212
Pool # FS0917, 3.50%, 2/1/2052	7,965	7,038
Pool # BV4133, 2.50%, 3/1/2052	17,615	14,261
Pool # FS0882, 2.50%, 3/1/2052	6,776	5,567
Pool # FS5446, 2.50%, 3/1/2052	9,394	7,614
Pool # FS7119, 2.50%, 3/1/2052	19,167	15,597
Pool # FS7942, 2.50%, 3/1/2052	9,408	7,709
Pool # BV3283, 3.00%, 3/1/2052	7,997	6,736
Pool # FS0957, 3.00%, 3/1/2052	21,651	18,238
Pool # BV3269, 3.50%, 3/1/2052	1,275	1,123
Pool # BV3276, 3.50%, 3/1/2052	2,945	2,595
Pool # CB3025, 3.50%, 3/1/2052	10,265	9,070
Pool # BV5360, 2.50%, 4/1/2052	8,695	7,040
Pool # FS6301, 3.00%, 4/1/2052	4,744	4,024
Pool # BV9064, 3.50%, 4/1/2052	7,994	7,014
Pool # CB3378, 4.00%, 4/1/2052	4,047	3,679
Pool # FS4720, 2.50%, 5/1/2052	4,619	3,785
Pool # FS6790, 2.50%, 5/1/2052	9,709	7,871
Pool # FS7204, 3.00%, 5/1/2052	14,847	12,616
Pool # FS6323, 3.50%, 5/1/2052	20,887	18,456

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BW5359, 4.00%, 6/1/2052	1,748	1,602
Pool # BW3203, 5.00%, 6/1/2052	1,171	1,146
Pool # BW4016, 5.00%, 6/1/2052	1,685	1,651
Pool # BW4019, 5.00%, 6/1/2052	1,952	1,911
Pool # BW4041, 5.00%, 6/1/2052	981	954
Pool # BV7853, 5.00%, 7/1/2052	1,416	1,365
Pool # BW4042, 5.00%, 7/1/2052	1,777	1,713
Pool # BW5398, 5.00%, 7/1/2052	996	972
Pool # CB4608, 4.00%, 9/1/2052	8,325	7,568
Pool # CB4587, 4.50%, 9/1/2052	5,435	5,090
Pool # BW8950, 5.00%, 9/1/2052	4,502	4,352
Pool # BX2815, 4.50%, 10/1/2052	1,836	1,743
Pool # BW6968, 4.00%, 1/1/2053	2,661	2,416
Pool # BV6797, 4.00%, 3/1/2053	1,142	1,037
Pool # CB5896, 5.00%, 3/1/2053	4,509	4,352
Pool # BX3824, 5.50%, 3/1/2053	6,536	6,445
Pool # BX4315, 5.00%, 4/1/2053	2,596	2,503
Pool # BY4776, 5.00%, 7/1/2053	10,813	10,408
Pool # BY4736, 5.50%, 7/1/2053	9,992	9,853
Pool # BV6813, 4.50%, 8/1/2053	1,370	1,285
Pool # BY7027, 5.00%, 8/1/2053	7,915	7,618
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	—	—
Pool # 252155, 7.00%, 10/1/2028	9	9
Pool # 252334, 6.50%, 2/1/2029	32	33
Pool # 252409, 6.50%, 3/1/2029	30	30
Pool # 535442, 8.50%, 6/1/2030	—	—
Pool # 653815, 7.00%, 2/1/2033	9	9
Pool # 752786, 6.00%, 9/1/2033	17	17
Pool # 954255, 6.50%, 8/1/2037	285	287
Pool # 931717, 6.50%, 8/1/2039	171	170
Pool # CA3030, 4.50%, 1/1/2049	4,558	4,326
Pool # CA4047, 4.00%, 8/1/2049	5,474	5,040
Pool # CA4520, 3.50%, 11/1/2049	4,110	3,662
Pool # CB4014, 4.50%, 7/1/2052	969	905
FNMA, Other
Pool # AM7321, 3.12%, 11/1/2026	882	842
Pool # AN4571, 3.07%, 2/1/2027	1,590	1,514
Pool # AM8987, 2.79%, 6/1/2027	822	772
Pool # BS8681, 3.83%, 7/1/2028	18,390	17,635
Pool # BL0920, 3.82%, 9/1/2028	2,320	2,222
Pool # BL0819, 3.95%, 12/1/2028	5,075	4,874
Pool # AN4154, 3.17%, 1/1/2029	6,060	5,601
Pool # AN4349, 3.35%, 1/1/2029	2,907	2,746
Pool # BS5292, 2.53%, 5/1/2029	22,121	19,851
Pool # BS3673, 1.88%, 6/1/2029	6,000	5,183
Pool # AN8154, 3.17%, 2/1/2030	6,041	5,552
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,872

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS7348, 5.08%, 2/1/2030	6,000	6,053
Pool # BS9093, 5.17%, 2/1/2030	1,306	1,317
Pool # BS8474, 4.84%, 4/1/2030	2,130	2,123
Pool # BS6827, 4.19%, 5/1/2030	3,937	3,797
Pool # BS8643, 4.48%, 6/1/2030	4,950	4,844
Pool # BS5224, 2.52%, 7/1/2030	5,069	4,429
Pool # BL8177, 1.10%, 9/1/2030	24,000	19,305
Pool # BS8426, 4.28%, 9/1/2030	9,000	8,702
Pool # BS9203, 4.64%, 10/1/2030	2,619	2,583
Pool # BS5389, 3.03%, 11/1/2030	11,229	10,102
Pool # AN0099, 3.28%, 11/1/2030	6,546	5,963
Pool # BS8033, 4.43%, 11/1/2030	5,634	5,492
Pool # BS8732, 4.61%, 11/1/2030	6,251	6,156
Pool # BS7750, 4.24%, 12/1/2030	4,000	3,856
Pool # BS6828, 4.07%, 1/1/2031	4,981	4,752
Pool # BS7882, 4.56%, 1/1/2031	3,575	3,509
Pool # BS8379, 4.66%, 1/1/2031	6,630	6,545
Pool # BS8200, 4.74%, 1/1/2031	4,010	3,976
Pool # BS9368, 5.15%, 1/1/2031	3,427	3,458
Pool # BS5378, 3.45%, 4/1/2031	2,472	2,270
Pool # BS2915, 1.87%, 5/1/2031	7,612	6,289
Pool # BS7884, 4.03%, 5/1/2031	5,355	5,075
Pool # AI2479, 5.00%, 5/1/2031	99	97
Pool # BS2035, 1.84%, 6/1/2031	10,000	8,222
Pool # BS7362, 5.14%, 6/1/2031	4,000	4,008
Pool # BS2422, 1.67%, 7/1/2031	12,000	9,678
Pool # AN2456, 2.74%, 8/1/2031	892	785
Pool # BS7268, 5.05%, 8/1/2031	2,000	2,012
Pool # BS2898, 1.56%, 9/1/2031	20,203	16,051
Pool # BS4279, 2.00%, 9/1/2031	6,623	5,498
Pool # BS8183, 4.74%, 9/1/2031	4,884	4,823
Pool # BS5371, 3.16%, 10/1/2031	5,705	5,063
Pool # BS3637, 1.73%, 11/1/2031	5,580	4,548
Pool # BS6765, 4.24%, 11/1/2031	4,238	4,043
Pool # BZ0801, 4.60%, 11/1/2031	3,871	3,785
Pool # BS4124, 1.94%, 1/1/2032	3,805	3,148
Pool # BS4525, 1.94%, 1/1/2032	8,500	6,876
Pool # BS4030, 1.96%, 1/1/2032	10,000	8,230
Pool # BS4315, 1.98%, 1/1/2032	16,418	13,412
Pool # BS4650, 2.02%, 1/1/2032	4,000	3,287
Pool # BS4142, 2.13%, 1/1/2032	7,669	6,415
Pool # AN3104, 2.75%, 2/1/2032	9,034	7,884
Pool # BL1054, 4.25%, 2/1/2032	1,687	1,600
Pool # BM7037, 1.75%, 3/1/2032 (a)	19,180	15,435
Pool # BS4654, 2.39%, 3/1/2032	4,796	4,056
Pool # BS5130, 2.55%, 4/1/2032	4,812	4,129
Pool # BS5193, 2.62%, 4/1/2032	8,053	6,861
Pool # BS5259, 2.84%, 4/1/2032	10,000	8,695

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS5231, 2.54%, 5/1/2032	8,400	7,125
Pool # BS5452, 3.09%, 5/1/2032	9,070	7,939
Pool # BS5643, 3.62%, 5/1/2032	3,484	3,194
Pool # AN6149, 3.14%, 7/1/2032	4,075	3,579
Pool # BS6091, 3.68%, 7/1/2032	2,184	2,000
Pool # BS6195, 4.12%, 7/1/2032	4,911	4,648
Pool # BS4203, 2.36%, 8/1/2032	6,000	4,978
Pool # AN6123, 3.06%, 8/1/2032	800	698
Pool # BS6301, 3.67%, 8/1/2032	21,407	19,582
Pool # BS6611, 3.72%, 8/1/2032	8,791	8,116
Pool # BS6425, 3.88%, 8/1/2032	6,073	5,670
Pool # BS6269, 4.03%, 8/1/2032	1,775	1,671
Pool # BS7247, 5.19%, 8/1/2032	4,000	4,052
Pool # BS6335, 3.75%, 9/1/2032	8,240	7,626
Pool # BS6331, 3.76%, 9/1/2032	7,700	7,085
Pool # BS6339, 3.80%, 9/1/2032	11,723	10,819
Pool # AN6651, 2.94%, 10/1/2032	610	537
Pool # BS6398, 3.87%, 10/1/2032	1,233	1,145
Pool # BS6756, 3.89%, 10/1/2032	2,000	1,842
Pool # BS8968, 4.73%, 10/1/2032	5,050	4,969
Pool # BS6995, 4.18%, 11/1/2032	5,080	4,818
Pool # BS6849, 4.23%, 11/1/2032	3,916	3,739
Pool # BS7006, 4.79%, 11/1/2032	4,655	4,611
Pool # BS6994, 4.85%, 11/1/2032	2,000	1,989
Pool # BS7292, 5.60%, 11/1/2032	2,549	2,636
Pool # BS7001, 4.36%, 12/1/2032	6,105	5,863
Pool # BS8052, 4.38%, 12/1/2032	8,383	8,049
Pool # BS7090, 4.45%, 12/1/2032	6,430	6,223
Pool # BS7095, 4.80%, 12/1/2032	3,881	3,847
Pool # BS7320, 4.88%, 12/1/2032	12,000	11,961
Pool # BS7318, 4.94%, 12/1/2032	1,473	1,474
Pool # BS7182, 5.11%, 12/1/2032	6,000	6,076
Pool # BS7267, 5.18%, 12/1/2032	2,380	2,413
Pool # BS6474, 3.82%, 1/1/2033	6,379	5,910
Pool # BZ0743, 5.15%, 1/1/2033	4,000	4,051
Pool # AD8548, 5.50%, 1/1/2033	130	127
Pool # AR7484, 3.50%, 2/1/2033	570	538
Pool # BS8335, 4.62%, 2/1/2033	2,995	2,923
Pool # BM6599, 1.73%, 3/1/2033 (a)	5,890	4,613
Pool # BS8334, 4.71%, 3/1/2033	4,908	4,819
Pool # BS7371, 5.02%, 3/1/2033	1,019	1,022
Pool # BS8288, 4.39%, 4/1/2033	4,484	4,311
Pool # BS8223, 4.50%, 4/1/2033	4,030	3,908
Pool # BS8256, 4.53%, 4/1/2033	6,583	6,377
Pool # BS8147, 4.72%, 4/1/2033	3,677	3,624
Pool # BS2088, 2.02%, 5/1/2033	6,156	4,949
Pool # BS8185, 4.17%, 5/1/2033	5,000	4,726
Pool # BS8238, 4.19%, 5/1/2033	1,704	1,615

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS8213, 4.22%, 5/1/2033	9,985	9,514
Pool # BS8203, 4.24%, 5/1/2033	3,150	2,997
Pool # BS8284, 4.43%, 5/1/2033	10,005	9,651
Pool # BS8152, 4.55%, 5/1/2033	1,987	1,933
Pool # AT7117, 3.50%, 6/1/2033	764	721
Pool # BS8280, 4.30%, 6/1/2033	4,500	4,296
Pool # BS8703, 4.48%, 6/1/2033	5,000	4,840
Pool # BS8204, 4.67%, 6/1/2033	7,296	7,161
Pool # BS2389, 1.86%, 7/1/2033	18,000	13,973
Pool # AN9700, 3.67%, 7/1/2033	3,500	3,173
Pool # BS8883, 4.58%, 7/1/2033	4,095	3,992
Pool # BS9189, 4.34%, 8/1/2033	6,760	6,466
Pool # BS2933, 1.82%, 9/1/2033	9,632	7,423
Pool # BS9351, 4.70%, 9/1/2033	4,103	4,006
Pool # 754922, 5.50%, 9/1/2033	22	22
Pool # BS3445, 1.88%, 10/1/2033	9,493	7,543
Pool # BL0466, 3.69%, 10/1/2033	3,000	2,728
Pool # 109738, 3.78%, 10/1/2033	4,825	4,411
Pool # BS3315, 1.82%, 11/1/2033	23,000	17,672
Pool # 762520, 4.00%, 11/1/2033	98	94
Pool # BS4163, 2.04%, 1/1/2034	9,480	7,588
Pool # BS4484, 2.16%, 1/1/2034	5,592	4,476
Pool # BS4911, 2.49%, 4/1/2034	3,842	3,155
Pool # BS4985, 2.61%, 4/1/2034	5,200	4,287
Pool # BS5184, 2.67%, 4/1/2034	3,288	2,725
Pool # BS5237, 2.86%, 4/1/2034	9,007	7,582
Pool # BS7836, 4.75%, 4/1/2034	3,373	3,309
Pool # BZ0565, 5.04%, 5/1/2034	684	687
Pool # AM6492, 3.76%, 8/1/2034	1,635	1,497
Pool # BS8440, 4.39%, 8/1/2034	6,362	6,065
Pool # BS5314, 3.29%, 9/1/2034	5,401	4,665
Pool # BS6427, 3.75%, 9/1/2034	9,130	8,261
Pool # BS7816, 4.45%, 9/1/2034	3,698	3,540
Pool # BS8685, 4.72%, 2/1/2035	5,236	5,117
Pool # BS8567, 4.47%, 5/1/2035	2,565	2,472
Pool # AM9188, 3.12%, 6/1/2035	2,000	1,707
Pool # BS5018, 2.88%, 10/1/2035	4,358	3,543
Pool # 847108, 6.50%, 10/1/2035	49	49
Pool # 881628, 5.00%, 1/1/2036	7	7
Pool # 256128, 6.00%, 2/1/2036	6	6
Pool # BS7254, 5.42%, 3/1/2036	1,948	1,981
Pool # 872740, 6.50%, 6/1/2036	26	26
Pool # BZ0417, 5.20%, 10/1/2036	5,291	5,328
Pool # BS4039, 2.37%, 12/1/2036	10,000	7,533
Pool # BS4040, 2.37%, 12/1/2036	11,965	9,014
Pool # 256651, 6.00%, 3/1/2037	13	13
Pool # 888408, 6.00%, 3/1/2037	26	26
Pool # 888373, 7.00%, 3/1/2037	30	30

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS5655, 3.87%, 6/1/2037	8,093	7,188
Pool # BS5763, 3.87%, 6/1/2037	8,000	7,105
Pool # 888796, 6.00%, 9/1/2037	87	86
Pool # 888698, 7.00%, 10/1/2037	41	42
Pool # AN7345, 3.21%, 11/1/2037	7,877	6,751
Pool # AN0304, 3.44%, 11/1/2037	1,494	1,344
Pool # BS6588, 4.18%, 4/1/2038	2,096	1,878
Pool # 257172, 5.50%, 4/1/2038	14	14
Pool # AD0810, 6.00%, 11/1/2039	—	—
Pool # AB1830, 3.50%, 11/1/2040	142	131
Pool # AL2606, 4.00%, 3/1/2042	120	110
Pool # AO6757, 4.00%, 6/1/2042	839	796
Pool # AO7225, 4.00%, 7/1/2042	581	541
Pool # AO9352, 4.00%, 7/1/2042	400	372
Pool # AO9353, 4.00%, 7/1/2042	500	465
Pool # AP0838, 4.00%, 7/1/2042	2,799	2,604
Pool # MA1125, 4.00%, 7/1/2042	206	192
Pool # MA1177, 3.50%, 9/1/2042	298	270
Pool # MA1178, 4.00%, 9/1/2042	608	565
Pool # MA1213, 3.50%, 10/1/2042	1,429	1,296
Pool # AR1397, 3.00%, 1/1/2043	711	623
Pool # AB8517, 3.00%, 2/1/2043	324	284
Pool # MA1373, 3.50%, 3/1/2043	1,578	1,431
Pool # MA1437, 3.50%, 5/1/2043	455	412
Pool # MA1442, 4.00%, 5/1/2043	1,072	997
Pool # MA1463, 3.50%, 6/1/2043	780	708
Pool # MA1552, 3.00%, 8/1/2043	563	494
Pool # MA1582, 3.50%, 9/1/2043	105	95
Pool # MA2434, 3.50%, 9/1/2045	609	552
Pool # MA2493, 3.50%, 12/1/2045	111	101
Pool # BC1157, 3.50%, 1/1/2046	533	484
Pool # MA2545, 3.50%, 2/1/2046	173	157
Pool # AS6970, 3.50%, 4/1/2046	1,061	962
Pool # BC8400, 3.50%, 5/1/2046	339	307
Pool # AS7424, 3.50%, 6/1/2046	803	728
Pool # MA2658, 3.50%, 6/1/2046	3,336	3,025
Pool # BF0491, 3.50%, 12/1/2054	13,808	12,318
Pool # BF0557, 2.50%, 12/1/2055	5,975	4,872
Pool # BF0141, 5.50%, 9/1/2056	7,297	7,430
Pool # BF0230, 5.50%, 1/1/2058	6,332	6,428
Pool # BF0271, 5.50%, 5/1/2058	3,687	3,686
Pool # BF0300, 4.00%, 8/1/2058	16,780	15,397
Pool # BF0340, 5.00%, 1/1/2059	6,742	6,556
Pool # BM7404, 4.00%, 8/1/2059	12,549	11,336
Pool # BF0464, 3.50%, 3/1/2060	4,754	4,134
Pool # BF0507, 3.00%, 9/1/2060	2,952	2,410
Pool # BM7075, 3.00%, 3/1/2061	4,040	3,358
Pool # BF0560, 2.50%, 9/1/2061	9,736	7,723

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0562, 3.50%, 9/1/2061	7,875	6,789
Pool # BF0577, 2.50%, 12/1/2061	4,787	3,797
Pool # BF0582, 4.00%, 12/1/2061	10,499	9,627
Pool # BF0583, 4.00%, 12/1/2061	4,190	3,756
Pool # BF0586, 5.00%, 12/1/2061	3,240	3,134
Pool # BF0617, 2.50%, 3/1/2062	11,985	9,388
Pool # BF0604, 3.50%, 3/1/2062	3,852	3,321
Pool # BF0674, 2.50%, 4/1/2062	13,255	10,379
Pool # BF0673, 2.50%, 6/1/2062	27,844	21,801
Pool # BF0654, 3.00%, 6/1/2062	7,273	5,937
Pool # BF0655, 3.50%, 6/1/2062	7,496	6,462
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 6/25/2054 (b)	225,500	182,057
TBA, 5.50%, 6/25/2054 (b)	50,000	49,189
GNMA I, 30 Year
Pool # 441957, 6.38%, 8/15/2026	8	8
Pool # 780653, 6.50%, 10/15/2027	64	64
Pool # 450038, 7.50%, 7/15/2028	3	3
Pool # 486537, 7.50%, 9/15/2028	2	2
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 556255, 6.50%, 10/15/2031	26	26
Pool # 569568, 6.50%, 1/15/2032	85	86
Pool # 611453, 7.00%, 4/15/2032	7	7
Pool # 569423, 7.00%, 5/15/2032	22	22
Pool # 591882, 6.50%, 7/15/2032	14	14
Pool # 552665, 7.00%, 7/15/2032	20	21
Pool # 782032, 7.00%, 10/15/2032	48	49
Pool # 591420, 7.50%, 1/15/2033	15	15
Pool # 607645, 6.50%, 2/15/2033	12	12
Pool # 604168, 6.50%, 4/15/2033	9	10
Pool # 781614, 7.00%, 6/15/2033	23	24
Pool # 638733, 7.00%, 3/15/2037	34	34
Pool # 759537, 3.49%, 1/15/2041	871	816
Pool # 759561, 3.49%, 1/15/2041	144	135
Pool # 759374, 3.49%, 2/15/2041	972	911
Pool # 762703, 3.49%, 2/15/2041	445	416
Pool # 762954, 2.99%, 3/15/2041	192	178
Pool # 763239, 2.99%, 3/15/2041	126	118
Pool # 762751, 3.49%, 3/15/2041	1,183	1,108
Pool # 762953, 3.49%, 3/15/2041	669	626
Pool # 762973, 3.49%, 3/15/2041	104	97
Pool # 763140, 3.13%, 4/15/2041	112	105
Pool # 763021, 3.49%, 4/15/2041	135	125
Pool # 763180, 3.49%, 4/15/2041	60	56
Pool # 380437, 3.13%, 5/15/2041	106	100
Pool # 770881, 3.13%, 5/15/2041	110	104
Pool # 763366, 3.49%, 5/15/2041	54	50
Pool # 770909, 2.99%, 6/15/2041	254	237

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 380436, 3.38%, 6/15/2041	298	282
Pool # 770754, 3.38%, 6/15/2041	327	311
Pool # AT7652, 4.00%, 8/15/2046	994	926
Pool # 784450, 4.00%, 2/15/2048	3,621	3,375
Pool # BI6468, 5.00%, 12/15/2048	2,447	2,388
Pool # BM1750, 5.00%, 4/15/2049	1,467	1,431
Pool # BM4206, 5.00%, 4/15/2049	1,270	1,246
Pool # BM4207, 5.00%, 4/15/2049	690	675
Pool # BM4208, 5.00%, 4/15/2049	3,238	3,173
Pool # BM1957, 5.00%, 5/15/2049	1,958	1,911
Pool # BN4051, 5.00%, 6/15/2049	2,629	2,580
Pool # BN4052, 5.00%, 6/15/2049	2,889	2,827
Pool # BN4053, 5.00%, 6/15/2049	3,755	3,694
Pool # BM9691, 4.50%, 7/15/2049	2,831	2,702
Pool # BM2141, 5.00%, 7/15/2049	1,634	1,617
Pool # BM2163, 5.00%, 7/15/2049	2,629	2,605
Pool # BM2281, 5.00%, 7/15/2049	2,614	2,540
Pool # BM2305, 5.00%, 8/15/2049	1,468	1,447
Pool # BV2390, 3.50%, 7/15/2050	1,116	1,038
Pool # BW7021, 3.50%, 8/15/2050	3,525	3,280
Pool # BW7044, 3.50%, 9/15/2050	3,121	2,904
Pool # BW7064, 3.50%, 10/15/2050	1,315	1,224
Pool # BY7857, 3.50%, 11/15/2050	939	874
Pool # BY7874, 3.50%, 12/15/2050	1,021	950
Pool # CA3251, 3.50%, 12/15/2050	1,132	1,054
Pool # BY7887, 3.50%, 1/15/2051	2,579	2,400
Pool # CA3320, 3.50%, 1/15/2051	1,534	1,428
Pool # CA3304, 3.50%, 2/15/2051	1,117	1,040
Pool # CE2513, 3.50%, 5/15/2051	1,130	1,011
Pool # CO1898, 5.50%, 7/15/2052	4,649	4,824
Pool # CO1926, 5.00%, 10/15/2052	4,133	4,190
Pool # CR2385, 5.50%, 4/15/2053	3,601	3,737
GNMA II
Pool # CG8187, ARM, 6.58%, 8/20/2071 (a)	9,706	10,001
Pool # CH2658, ARM, 6.63%, 9/20/2071 (a)	4,836	4,990
Pool # CH4939, ARM, 6.55%, 10/20/2071 (a)	3,237	3,330
Pool # CJ6767, ARM, 6.46%, 11/20/2071 (a)	10,041	10,307
Pool # CJ7141, ARM, 6.57%, 11/20/2071 (a)	4,437	4,575
Pool # CJ9640, ARM, 6.64%, 11/20/2071 (a)	10,429	10,778
Pool # CE5557, ARM, 6.75%, 11/20/2071 (a)	10,619	11,038
Pool # CE5553, ARM, 6.76%, 11/20/2071 (a)	11,820	12,296
Pool # CK2767, ARM, 6.77%, 12/20/2071 (a)	8,787	9,148
Pool # CJ7149, ARM, 6.81%, 12/20/2071 (a)	5,574	5,805
GNMA II, 30 Year
Pool # 2234, 8.00%, 6/20/2026	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	1	1

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 2549, 7.50%, 2/20/2028	—	—
Pool # 2646, 7.50%, 9/20/2028	1	1
Pool # 737076, 6.50%, 10/20/2033	80	81
Pool # 616732, 6.50%, 9/20/2034	70	69
Pool # 748766, 6.50%, 1/20/2039	34	35
Pool # 752496, 6.50%, 1/20/2039	75	77
Pool # 783389, 6.00%, 8/20/2039	364	379
Pool # 783444, 5.50%, 9/20/2039	73	74
Pool # 742853, 3.88%, 4/20/2040	1,208	1,106
Pool # 742810, 3.88%, 6/20/2040	1,023	938
Pool # 742801, 3.88%, 8/20/2040	340	312
Pool # 742876, 3.25%, 11/20/2040	917	809
Pool # 742878, 3.88%, 11/20/2040	3,938	3,609
Pool # BZ8504, 2.50%, 12/20/2040	884	738
Pool # 742883, 3.25%, 2/20/2041	1,813	1,629
Pool # 742885, 3.75%, 2/20/2041	85	78
Pool # 742884, 3.88%, 2/20/2041	1,700	1,559
Pool # 751810, 3.50%, 3/20/2041	712	638
Pool # BZ1781, 4.50%, 5/20/2041	581	558
Pool # BZ1778, 4.00%, 10/20/2041	442	418
Pool # BZ1774, 3.50%, 12/20/2041	1,270	1,134
Pool # BZ1664, 4.00%, 12/20/2042	691	653
Pool # BZ1780, 4.50%, 10/20/2043	851	815
Pool # AE8053, 4.00%, 12/20/2043	530	497
Pool # BZ1770, 3.00%, 6/20/2044	1,800	1,556
Pool # BZ1661, 3.50%, 8/20/2044	865	777
Pool # BZ1773, 3.50%, 9/20/2044	2,097	1,888
Pool # AJ9020, 4.50%, 10/20/2044	132	125
Pool # 783967, 4.25%, 12/20/2044	1,603	1,479
Pool # BZ1777, 4.00%, 3/20/2045	368	346
Pool # BY6444, 2.50%, 11/20/2045	622	517
Pool # BZ8502, 2.50%, 12/20/2045	1,470	1,218
Pool # BZ8503, 2.50%, 12/20/2045	855	708
Pool # AK8803, 4.00%, 3/20/2046	893	825
Pool # BZ1663, 4.00%, 7/20/2046	1,178	1,104
Pool # AS8110, 3.75%, 8/20/2046	1,870	1,709
Pool # AY2378, 3.25%, 2/20/2047	265	235
Pool # AY2381, 4.25%, 7/20/2047	949	889
Pool # BZ1769, 3.00%, 8/20/2047	1,723	1,489
Pool # BZ1654, 3.00%, 9/20/2047	689	598
Pool # AY2388, 4.25%, 9/20/2047	3,080	2,886
Pool # BD3185, 4.00%, 10/20/2047	8,637	7,967
Pool # BZ1660, 3.50%, 11/20/2047	1,753	1,565
Pool # BZ1772, 3.50%, 11/20/2047	3,744	3,342
Pool # BZ1776, 4.00%, 11/20/2047	1,911	1,766
Pool # AY2392, 4.25%, 11/20/2047	3,574	3,341
Pool # BE4662, 4.00%, 12/20/2047	11,429	10,690
Pool # BB8795, 4.00%, 1/20/2048	2,200	2,025

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AY2395, 4.25%, 1/20/2048	2,115	1,982
Pool # AY2404, 4.25%, 5/20/2048	3,314	3,107
Pool # BG6360, 5.00%, 5/20/2048	2,002	2,000
Pool # BF2645, 5.50%, 5/20/2048	328	327
Pool # AY2405, 4.25%, 6/20/2048	4,280	4,012
Pool # BD0531, 5.00%, 6/20/2048	581	571
Pool # BD0532, 5.00%, 6/20/2048	526	510
Pool # BF2971, 5.00%, 6/20/2048	1,009	989
Pool # AY2407, 4.25%, 7/20/2048	1,772	1,661
Pool # AY2408, 4.50%, 7/20/2048	853	811
Pool # BG7397, 4.50%, 7/20/2048	888	849
Pool # BF3017, 5.00%, 7/20/2048	940	924
Pool # AY2409, 4.25%, 8/20/2048	1,549	1,448
Pool # AY2410, 4.50%, 8/20/2048	807	767
Pool # BD0550, 5.00%, 8/20/2048	862	845
Pool # BG7389, 5.00%, 8/20/2048	1,011	992
Pool # BG7391, 5.00%, 8/20/2048	959	948
Pool # AY2412, 4.50%, 9/20/2048	4,221	4,014
Pool # 784626, 4.50%, 10/20/2048	478	455
Pool # BI4488, 4.50%, 11/20/2048	896	854
Pool # BK2585, 5.00%, 11/20/2048	344	340
Pool # BK2586, 5.00%, 11/20/2048	408	401
Pool # BI6431, 4.50%, 12/20/2048	1,082	1,039
Pool # BI6669, 4.50%, 12/20/2048	1,288	1,239
Pool # BH3133, 5.00%, 12/20/2048	1,821	1,774
Pool # BJ7083, 5.00%, 12/20/2048	147	144
Pool # BJ7084, 5.00%, 12/20/2048	1,270	1,256
Pool # BK7169, 5.00%, 12/20/2048	894	878
Pool # BJ1334, 5.00%, 1/20/2049	1,634	1,591
Pool # BJ9641, 5.00%, 1/20/2049	1,039	1,034
Pool # BJ9642, 5.00%, 1/20/2049	935	938
Pool # BJ9824, 4.50%, 2/20/2049	2,074	1,972
Pool # BJ9825, 4.50%, 2/20/2049	914	869
Pool # BK7188, 4.50%, 2/20/2049	1,100	1,053
Pool # BJ9630, 5.00%, 2/20/2049	526	516
Pool # BJ9633, 5.00%, 2/20/2049	771	756
Pool # BK7189, 5.00%, 2/20/2049	1,187	1,170
Pool # BK7198, 4.50%, 3/20/2049	852	806
Pool # BL6765, 5.50%, 5/20/2049	1,539	1,549
Pool # BN0907, 4.50%, 6/20/2049	941	895
Pool # BN1498, 5.00%, 6/20/2049	1,488	1,455
Pool # BN1499, 5.00%, 6/20/2049	2,031	1,984
Pool # BN1500, 5.50%, 6/20/2049	687	696
Pool # BN2627, 4.00%, 7/20/2049	1,861	1,720
Pool # BN2628, 4.00%, 7/20/2049	2,044	1,889
Pool # BO0521, 4.00%, 7/20/2049	326	304
Pool # BM9692, 4.50%, 7/20/2049	681	646
Pool # BN0879, 5.00%, 7/20/2049	321	316

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BO3160, 5.00%, 7/20/2049	755	749
Pool # BP4237, 5.00%, 7/20/2049	703	697
Pool # BP4238, 5.00%, 7/20/2049	449	452
Pool # BP4240, 5.00%, 7/20/2049	663	665
Pool # BP4241, 5.00%, 7/20/2049	991	996
Pool # BP4242, 5.00%, 7/20/2049	331	335
Pool # BL9354, 4.00%, 8/20/2049	1,214	1,121
Pool # BM2327, 4.00%, 8/20/2049	541	492
Pool # BM2418, 4.00%, 8/20/2049	1,097	1,028
Pool # BN0884, 4.00%, 8/20/2049	329	304
Pool # BN0889, 4.50%, 8/20/2049	215	204
Pool # BN7048, 4.50%, 8/20/2049	2,527	2,399
Pool # BN7049, 4.50%, 8/20/2049	3,412	3,262
Pool # BN0890, 5.00%, 8/20/2049	433	427
Pool # BN0891, 5.00%, 8/20/2049	354	349
Pool # BN0893, 5.00%, 8/20/2049	382	376
Pool # BO3257, 5.00%, 8/20/2049	706	699
Pool # BP4290, 5.00%, 8/20/2049	553	543
Pool # BP4291, 5.00%, 8/20/2049	467	458
Pool # BP4292, 5.00%, 8/20/2049	1,675	1,651
Pool # BP4293, 5.00%, 8/20/2049	1,369	1,351
Pool # BP4294, 5.00%, 8/20/2049	663	660
Pool # BN0896, 4.00%, 9/20/2049	1,205	1,111
Pool # BI0930, 4.50%, 9/20/2049	1,644	1,617
Pool # BM9714, 4.50%, 9/20/2049	235	229
Pool # 784810, 5.00%, 9/20/2049	3,425	3,299
Pool # AC2995, 5.00%, 9/20/2049	1,953	1,955
Pool # BP2853, 5.00%, 9/20/2049	999	984
Pool # BP8644, 5.00%, 9/20/2049	1,050	1,035
Pool # BP8645, 5.00%, 9/20/2049	533	525
Pool # BQ3138, 4.00%, 10/20/2049	819	757
Pool # AC2994, 4.50%, 10/20/2049	632	612
Pool # BQ9513, 3.50%, 11/20/2049	1,326	1,198
Pool # BQ3791, 4.00%, 11/20/2049	1,208	1,111
Pool # BR2638, 4.00%, 11/20/2049	343	317
Pool # 784847, 4.50%, 11/20/2049	3,316	3,135
Pool # BP2896, 4.50%, 11/20/2049	1,414	1,351
Pool # BP7772, 4.50%, 11/20/2049	345	336
Pool # BP8665, 4.50%, 11/20/2049	506	481
Pool # BP8666, 4.50%, 11/20/2049	1,201	1,142
Pool # BP8667, 5.00%, 11/20/2049	604	595
Pool # BP8668, 5.00%, 11/20/2049	362	357
Pool # BR1542, 5.00%, 11/20/2049	788	770
Pool # BP8669, 5.50%, 11/20/2049	238	240
Pool # BP7668, 3.50%, 12/20/2049	5,677	5,145
Pool # BP7795, 3.50%, 12/20/2049	1,597	1,443
Pool # BP8670, 3.50%, 12/20/2049	676	606
Pool # BL9372, 4.00%, 12/20/2049	754	694

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BP5516, 4.00%, 12/20/2049	851	799
Pool # BP8672, 4.00%, 12/20/2049	569	526
Pool # BP8673, 4.00%, 12/20/2049	785	726
Pool # BP8674, 4.00%, 12/20/2049	956	883
Pool # BQ3790, 4.00%, 12/20/2049	3,616	3,285
Pool # BJ9866, 4.50%, 12/20/2049	2,588	2,461
Pool # BL9374, 4.50%, 12/20/2049	140	137
Pool # BP8676, 4.50%, 12/20/2049	522	496
Pool # BP8677, 4.50%, 12/20/2049	1,678	1,596
Pool # BP8678, 5.00%, 12/20/2049	981	967
Pool # BP8679, 5.50%, 12/20/2049	763	764
Pool # BP8021, 3.50%, 1/20/2050	1,766	1,623
Pool # BP8681, 3.50%, 1/20/2050	1,440	1,285
Pool # BL9379, 4.00%, 1/20/2050	2,242	2,060
Pool # BP8682, 4.00%, 1/20/2050	1,156	1,069
Pool # BP8683, 4.00%, 1/20/2050	974	901
Pool # BT0281, 4.00%, 1/20/2050	3,195	3,041
Pool # BP8688, 4.50%, 1/20/2050	1,930	1,836
Pool # BR0539, 4.50%, 1/20/2050	2,285	2,183
Pool # BP8020, 3.50%, 2/20/2050	970	892
Pool # BP8022, 3.50%, 2/20/2050	1,440	1,320
Pool # BQ1338, 4.00%, 2/20/2050	3,088	2,842
Pool # BQ7054, 4.00%, 2/20/2050	2,015	1,862
Pool # BQ7057, 4.25%, 2/20/2050	835	772
Pool # BS8384, 5.00%, 2/20/2050	1,118	1,107
Pool # BS8400, 3.00%, 3/20/2050	4,695	4,018
Pool # BT0397, 3.00%, 3/20/2050	534	462
Pool # BQ4110, 3.50%, 3/20/2050	4,625	4,316
Pool # BS5879, 3.50%, 3/20/2050	970	869
Pool # BS8411, 3.50%, 3/20/2050	3,134	2,813
Pool # BT0399, 3.50%, 3/20/2050	981	876
Pool # BT3628, 3.50%, 3/20/2050	1,729	1,609
Pool # BT3629, 3.50%, 3/20/2050	737	685
Pool # BT8043, 3.50%, 3/20/2050	1,251	1,128
Pool # BT8044, 3.50%, 3/20/2050	3,069	2,764
Pool # BT8045, 3.50%, 3/20/2050	3,925	3,519
Pool # BT8046, 3.50%, 3/20/2050	4,288	3,851
Pool # BT8047, 3.50%, 3/20/2050	3,118	2,851
Pool # BT8048, 3.50%, 3/20/2050	3,159	2,935
Pool # BS5873, 4.00%, 3/20/2050	449	414
Pool # BS5874, 4.00%, 3/20/2050	2,480	2,287
Pool # BQ7064, 3.50%, 4/20/2050	599	537
Pool # BT3736, 3.50%, 4/20/2050	1,977	1,772
Pool # BU3072, 5.00%, 4/20/2050	705	706
Pool # BQ4098, 3.00%, 5/20/2050	6,806	5,888
Pool # BR3899, 3.00%, 5/20/2050	974	842
Pool # BT4019, 3.00%, 5/20/2050	3,409	2,945
Pool # BQ7069, 3.25%, 5/20/2050	1,783	1,566

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BQ7083, 3.25%, 5/20/2050	150	131
Pool # BS7609, 3.50%, 5/20/2050	3,352	2,992
Pool # BT3843, 3.50%, 5/20/2050	1,593	1,444
Pool # BV2935, 4.50%, 5/20/2050	577	569
Pool # BV6609, 4.50%, 5/20/2050	361	352
Pool # BV6631, 4.50%, 5/20/2050	1,216	1,178
Pool # BV6670, 4.50%, 5/20/2050	1,034	1,003
Pool # MA6661, 5.50%, 5/20/2050	83	84
Pool # BT4096, 3.00%, 6/20/2050	4,506	3,871
Pool # BU7682, 3.00%, 6/20/2050	4,279	3,739
Pool # BQ7084, 3.25%, 6/20/2050	2,387	2,096
Pool # BV8680, 3.50%, 6/20/2050	1,551	1,396
Pool # BV8683, 3.50%, 6/20/2050	870	780
Pool # BV8684, 3.50%, 6/20/2050	1,381	1,237
Pool # BV8685, 3.50%, 6/20/2050	1,241	1,107
Pool # BQ7086, 4.00%, 6/20/2050	2,484	2,296
Pool # BQ7092, 4.00%, 6/20/2050	1,808	1,685
Pool # BR3901, 4.00%, 6/20/2050	982	903
Pool # BT4070, 4.00%, 6/20/2050	506	476
Pool # BV8688, 4.00%, 6/20/2050	1,275	1,176
Pool # BQ7087, 4.25%, 6/20/2050	688	644
Pool # BV2372, 4.50%, 6/20/2050	963	920
Pool # BV6632, 4.50%, 6/20/2050	2,420	2,359
Pool # BQ7088, 5.00%, 6/20/2050	867	848
Pool # BV8696, 3.00%, 7/20/2050	2,826	2,441
Pool # BV8711, 3.00%, 7/20/2050	2,801	2,420
Pool # BV8727, 3.00%, 7/20/2050	1,756	1,526
Pool # BW0561, 3.00%, 7/20/2050	1,115	937
Pool # BQ7085, 3.25%, 7/20/2050	4,331	3,803
Pool # BV8699, 3.50%, 7/20/2050	1,670	1,498
Pool # BV8700, 3.50%, 7/20/2050	1,541	1,376
Pool # BV8716, 3.50%, 7/20/2050	1,914	1,708
Pool # BQ7097, 4.00%, 7/20/2050	3,107	2,863
Pool # BU7564, 4.00%, 7/20/2050	2,221	2,043
Pool # BV8702, 4.00%, 7/20/2050	693	640
Pool # BW5975, 4.00%, 7/20/2050	556	511
Pool # BW5994, 4.00%, 7/20/2050	745	707
Pool # BV2395, 4.50%, 7/20/2050	1,130	1,087
Pool # BV8722, 2.50%, 8/20/2050	3,138	2,605
Pool # BV8726, 3.00%, 8/20/2050	802	693
Pool # BX4922, 3.00%, 8/20/2050	170	147
Pool # BX4923, 3.00%, 8/20/2050	2,180	1,884
Pool # BW1746, 3.25%, 8/20/2050	3,561	3,127
Pool # BR3911, 3.50%, 8/20/2050	3,522	3,144
Pool # BV2402, 3.50%, 8/20/2050	5,188	4,631
Pool # BX4927, 3.50%, 8/20/2050	946	848
Pool # BX4928, 3.50%, 8/20/2050	1,667	1,488
Pool # BX4939, 3.50%, 8/20/2050	2,677	2,399

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BW1747, 4.00%, 8/20/2050	636	585
Pool # BW7383, 4.00%, 8/20/2050	3,560	3,319
Pool # BX6092, 4.00%, 8/20/2050	2,469	2,302
Pool # BX6093, 4.00%, 8/20/2050	5,931	5,482
Pool # BW0559, 4.50%, 8/20/2050	748	707
Pool # BW7033, 4.50%, 8/20/2050	556	531
Pool # BZ1653, 3.00%, 9/20/2050	654	565
Pool # BW1757, 3.25%, 9/20/2050	3,471	3,048
Pool # BR3917, 3.50%, 9/20/2050	7,553	6,740
Pool # BU7559, 3.50%, 9/20/2050	5,305	4,734
Pool # BW1718, 3.50%, 9/20/2050	3,920	3,511
Pool # BW1758, 3.50%, 9/20/2050	1,978	1,772
Pool # BX4956, 3.50%, 9/20/2050	1,989	1,783
Pool # BY3407, 3.50%, 9/20/2050	2,734	2,452
Pool # BY3408, 3.50%, 9/20/2050	1,244	1,115
Pool # BY3432, 3.50%, 9/20/2050	2,971	2,651
Pool # BR3918, 4.00%, 9/20/2050	697	640
Pool # BW1759, 4.00%, 9/20/2050	1,467	1,353
Pool # BX3717, 4.00%, 9/20/2050	600	554
Pool # BX3718, 4.00%, 9/20/2050	793	732
Pool # BW7043, 4.50%, 9/20/2050	1,100	1,051
Pool # BW1760, 4.75%, 9/20/2050	1,005	968
Pool # BX4971, 2.50%, 10/20/2050	1,383	1,146
Pool # BY6410, 2.50%, 10/20/2050	1,087	903
Pool # BW1771, 3.00%, 10/20/2050	1,427	1,233
Pool # BW1772, 3.25%, 10/20/2050	1,586	1,392
Pool # BU7550, 3.50%, 10/20/2050	6,192	5,525
Pool # BW1773, 3.50%, 10/20/2050	1,500	1,344
Pool # BY6416, 3.50%, 10/20/2050	1,517	1,360
Pool # BZ1658, 3.50%, 10/20/2050	703	630
Pool # BY6421, 4.00%, 10/20/2050	805	740
Pool # BZ1662, 4.00%, 10/20/2050	912	840
Pool # BW1774, 4.25%, 10/20/2050	1,023	957
Pool # BY6440, 2.50%, 11/20/2050	2,225	1,843
Pool # BY6441, 2.50%, 11/20/2050	1,900	1,574
Pool # BY6443, 2.50%, 11/20/2050	1,667	1,379
Pool # BY6445, 2.50%, 11/20/2050	2,037	1,692
Pool # BY6447, 3.00%, 11/20/2050	3,308	2,859
Pool # BZ2574, 3.00%, 11/20/2050	775	669
Pool # BZ3559, 3.00%, 11/20/2050	737	637
Pool # BZ2575, 3.25%, 11/20/2050	2,872	2,522
Pool # BY6453, 3.50%, 11/20/2050	842	755
Pool # BY6454, 3.50%, 11/20/2050	1,784	1,600
Pool # BY6455, 3.50%, 11/20/2050	1,639	1,469
Pool # BY6456, 3.50%, 11/20/2050	655	595
Pool # BZ1771, 3.50%, 11/20/2050	1,697	1,515
Pool # BZ3527, 3.50%, 11/20/2050	4,423	3,961
Pool # BZ3560, 3.50%, 11/20/2050	1,414	1,262

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BY5559, 4.00%, 11/20/2050	4,009	3,689
Pool # BY6457, 4.00%, 11/20/2050	536	498
Pool # BY6458, 4.00%, 11/20/2050	501	462
Pool # BZ2576, 4.00%, 11/20/2050	2,743	2,527
Pool # BY7851, 4.50%, 11/20/2050	1,548	1,479
Pool # BZ1779, 4.50%, 11/20/2050	747	710
Pool # BS8546, 2.50%, 12/20/2050	5,152	4,204
Pool # BZ8499, 2.50%, 12/20/2050	1,669	1,384
Pool # BZ8500, 2.50%, 12/20/2050	2,029	1,682
Pool # BZ8501, 2.50%, 12/20/2050	2,241	1,857
Pool # BZ8505, 2.50%, 12/20/2050	1,030	853
Pool # BZ8507, 2.50%, 12/20/2050	2,555	2,122
Pool # BZ2590, 3.25%, 12/20/2050	2,201	1,933
Pool # BZ2591, 3.50%, 12/20/2050	938	841
Pool # BZ2592, 3.50%, 12/20/2050	1,241	1,112
Pool # BZ8515, 3.50%, 12/20/2050	1,608	1,442
Pool # BZ8516, 3.50%, 12/20/2050	603	540
Pool # BZ1775, 4.00%, 12/20/2050	1,622	1,494
Pool # BZ6501, 4.00%, 12/20/2050	4,155	3,823
Pool # BZ8495, 4.00%, 12/20/2050	1,325	1,218
Pool # BY7873, 4.50%, 12/20/2050	1,376	1,315
Pool # CB4508, 5.00%, 12/20/2050	526	518
Pool # BZ8530, 2.50%, 1/20/2051	1,176	971
Pool # CB4502, 3.00%, 1/20/2051	1,198	1,035
Pool # CB4503, 3.00%, 1/20/2051	1,102	953
Pool # BZ2606, 3.25%, 1/20/2051	1,785	1,568
Pool # 785294, 3.50%, 1/20/2051	10,330	9,093
Pool # BY7890, 3.50%, 1/20/2051	9,453	8,438
Pool # BZ8541, 3.50%, 1/20/2051	781	699
Pool # BZ8542, 3.50%, 1/20/2051	451	401
Pool # CB1505, 3.50%, 1/20/2051	11,055	9,902
Pool # CB4504, 3.50%, 1/20/2051	1,394	1,250
Pool # BZ2614, 4.00%, 1/20/2051	515	474
Pool # BZ8544, 4.00%, 1/20/2051	689	637
Pool # CB2357, 4.00%, 1/20/2051	1,350	1,266
Pool # CB4506, 4.00%, 1/20/2051	1,043	987
Pool # CB1543, 3.00%, 2/20/2051	5,430	4,691
Pool # CB3225, 3.25%, 2/20/2051	981	861
Pool # CA9001, 3.50%, 2/20/2051	6,856	6,120
Pool # CB3226, 3.50%, 2/20/2051	816	732
Pool # CB4521, 3.50%, 2/20/2051	1,316	1,189
Pool # CB4522, 3.50%, 2/20/2051	1,053	969
Pool # CB4524, 4.00%, 2/20/2051	1,085	1,003
Pool # CA8994, 4.50%, 2/20/2051	1,132	1,082
Pool # CB4433, 3.00%, 3/20/2051	3,746	3,148
Pool # CB3240, 3.25%, 3/20/2051	936	819
Pool # CB3242, 3.50%, 3/20/2051	1,713	1,535
Pool # CB4538, 3.50%, 3/20/2051	1,008	904

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB3253, 3.25%, 4/20/2051	965	848
Pool # CB3254, 3.50%, 4/20/2051	1,553	1,393
Pool # CB3255, 3.50%, 4/20/2051	1,685	1,511
Pool # CB3256, 3.50%, 4/20/2051	2,554	2,288
Pool # CC9816, 3.00%, 5/20/2051	2,454	2,136
Pool # CD0432, 3.50%, 5/20/2051	1,855	1,663
Pool # CD0433, 3.50%, 5/20/2051	2,076	1,861
Pool # CD0434, 3.50%, 5/20/2051	2,117	1,896
Pool # CC9825, 2.50%, 6/20/2051	1,722	1,427
Pool # CC9826, 2.50%, 6/20/2051	1,940	1,607
Pool # CC9831, 3.00%, 6/20/2051	1,578	1,363
Pool # CD0442, 3.50%, 6/20/2051	1,624	1,457
Pool # CD0443, 3.50%, 6/20/2051	1,368	1,226
Pool # CD0444, 3.50%, 6/20/2051	1,136	1,018
Pool # CC9835, 4.00%, 6/20/2051	884	817
Pool # CC9836, 4.00%, 6/20/2051	751	694
Pool # CC9837, 4.00%, 6/20/2051	995	916
Pool # CD0454, 3.50%, 7/20/2051	2,098	1,873
Pool # CE9918, 3.50%, 7/20/2051	1,820	1,632
Pool # CE9919, 3.50%, 7/20/2051	882	790
Pool # CE9920, 3.50%, 7/20/2051	1,174	1,056
Pool # CE9923, 4.00%, 7/20/2051	986	908
Pool # CE9932, 3.00%, 8/20/2051	1,889	1,641
Pool # CD0461, 3.50%, 8/20/2051	1,237	1,109
Pool # CE9935, 3.50%, 8/20/2051	930	834
Pool # CE9936, 3.50%, 8/20/2051	1,244	1,115
Pool # CE9937, 3.50%, 8/20/2051	916	823
Pool # CE9939, 4.00%, 8/20/2051	861	791
Pool # CD0469, 3.50%, 9/20/2051	1,745	1,567
Pool # CG4129, 3.50%, 9/20/2051	2,684	2,407
Pool # CG4130, 3.50%, 9/20/2051	2,671	2,385
Pool # CH0092, 3.50%, 9/20/2051	5,458	4,876
Pool # 786522, 3.50%, 10/20/2051	18,667	16,519
Pool # CD0476, 3.50%, 10/20/2051	1,089	977
Pool # CD0477, 3.50%, 10/20/2051	1,858	1,664
Pool # CH0834, 3.50%, 10/20/2051	844	757
Pool # CH0835, 3.50%, 10/20/2051	955	856
Pool # CH0836, 3.50%, 10/20/2051	1,218	1,092
Pool # CH0837, 3.50%, 10/20/2051	816	731
Pool # CH0838, 3.50%, 10/20/2051	1,171	1,046
Pool # CH1339, 3.50%, 10/20/2051	2,780	2,552
Pool # CH2907, 3.50%, 10/20/2051	4,271	3,880
Pool # CH0840, 4.00%, 10/20/2051	1,428	1,319
Pool # CH0841, 4.00%, 10/20/2051	1,439	1,324
Pool # CH0848, 3.00%, 11/20/2051	1,343	1,160
Pool # CH0849, 3.00%, 11/20/2051	2,436	2,105
Pool # CH0850, 3.00%, 11/20/2051	1,974	1,705
Pool # CH0851, 3.00%, 11/20/2051	1,349	1,165

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CH0852, 3.00%, 11/20/2051	2,535	2,206
Pool # CI0076, 3.00%, 11/20/2051	1,100	950
Pool # 787205, 3.50%, 11/20/2051	15,216	13,662
Pool # CI0077, 3.50%, 11/20/2051	863	774
Pool # CI0078, 3.50%, 11/20/2051	1,913	1,713
Pool # CI9257, 3.50%, 11/20/2051	4,084	3,645
Pool # CH0860, 3.00%, 12/20/2051	695	601
Pool # CH0861, 3.00%, 12/20/2051	2,694	2,327
Pool # CH0862, 3.00%, 12/20/2051	1,358	1,174
Pool # CH0864, 3.00%, 12/20/2051	1,259	1,087
Pool # CH0868, 3.50%, 12/20/2051	1,683	1,508
Pool # CH7863, 3.50%, 12/20/2051	2,258	2,026
Pool # CH0871, 4.00%, 12/20/2051	1,121	1,034
Pool # CI0090, 2.50%, 1/20/2052	1,185	986
Pool # CI0092, 3.00%, 1/20/2052	1,526	1,319
Pool # CJ3916, 3.00%, 1/20/2052	8,570	7,589
Pool # CK4908, 3.00%, 1/20/2052	2,962	2,559
Pool # CK4909, 3.00%, 1/20/2052	1,970	1,702
Pool # CK4916, 3.00%, 1/20/2052	3,899	3,369
Pool # CI0093, 3.50%, 1/20/2052	1,085	973
Pool # CI0094, 3.50%, 1/20/2052	2,586	2,308
Pool # CK1583, 3.50%, 1/20/2052	3,380	3,031
Pool # CK4918, 3.50%, 1/20/2052	1,434	1,286
Pool # CK7137, 4.00%, 1/20/2052	8,413	7,625
Pool # CK2667, 3.00%, 2/20/2052	5,592	4,831
Pool # CM2170, 3.00%, 3/20/2052	9,057	7,806
Pool # CI0110, 3.50%, 3/20/2052	1,282	1,144
Pool # CL1777, 3.50%, 3/20/2052	2,646	2,382
Pool # CL1778, 3.50%, 3/20/2052	1,428	1,280
Pool # CL1827, 3.50%, 3/20/2052	6,058	5,431
Pool # CL1828, 3.50%, 3/20/2052	7,726	6,921
Pool # CL1829, 3.50%, 3/20/2052	3,795	3,386
Pool # CM1692, 3.50%, 3/20/2052	5,269	4,637
Pool # CM2218, 3.50%, 3/20/2052	1,812	1,624
Pool # CM2221, 3.50%, 3/20/2052	4,793	4,323
Pool # CI0111, 4.00%, 3/20/2052	1,347	1,238
Pool # CN3435, 4.50%, 4/20/2052	965	914
Pool # CN3436, 4.50%, 4/20/2052	5,525	5,224
Pool # CO4826, 5.00%, 6/20/2052	4,560	4,426
Pool # CO5339, 5.00%, 6/20/2052	4,472	4,350
Pool # CQ8079, 5.50%, 1/20/2053	1,977	1,980
Pool # CS4546, 5.00%, 2/20/2053	2,148	2,097
Pool # CR2499, 5.50%, 2/20/2053	3,448	3,438
Pool # CS4547, 5.50%, 2/20/2053	1,131	1,133
Pool # CS4560, 5.50%, 3/20/2053	2,477	2,481
Pool # CS4561, 6.00%, 3/20/2053	935	951
Pool # CM6940, 5.50%, 4/20/2053	3,947	3,915
Pool # CS4573, 5.50%, 4/20/2053	983	985

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CT3981, 5.50%, 4/20/2053	994	995
Pool # CT3982, 5.50%, 4/20/2053	1,087	1,088
Pool # CT3983, 5.50%, 4/20/2053	1,154	1,145
Pool # CS4586, 5.50%, 5/20/2053	2,309	2,313
Pool # CU6671, 5.50%, 6/20/2053	2,579	2,584
Pool # CU6685, 5.50%, 7/20/2053	1,645	1,648
Pool # CV6856, 5.50%, 7/20/2053	1,227	1,214
Pool # CU6686, 6.00%, 7/20/2053	1,866	1,900
Pool # CU6687, 6.50%, 7/20/2053	3,084	3,190
Pool # CV0173, 6.50%, 7/20/2053	1,732	1,789
Pool # CU6696, 6.00%, 8/20/2053	1,202	1,224
Pool # CU6697, 6.50%, 8/20/2053	2,568	2,656
Pool # CU6708, 5.50%, 9/20/2053	1,459	1,462
Pool # CX5712, 6.50%, 2/20/2054	3,528	3,633
Pool # CX5713, 7.00%, 2/20/2054	4,300	4,460
Pool # DC4164, 4.50%, 5/20/2054	9,612	8,932
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	659	628
Pool # AH5895, 4.00%, 6/20/2034	220	210
Pool # 4285, 6.00%, 11/20/2038	15	15
Pool # BO1377, 3.75%, 2/20/2040	784	733
Pool # BO1378, 4.00%, 1/20/2041	1,183	1,155
Pool # CD7341, 3.50%, 7/20/2047	3,443	3,059
Pool # BS0536, 3.00%, 3/20/2048	2,350	2,019
Pool # BS0538, 4.00%, 12/20/2048	397	367
Pool # BS0539, 4.50%, 1/20/2049	478	453
Pool # MA6145, 3.50%, 9/20/2049	410	362
Pool # CE3912, 5.00%, 9/20/2049	4,463	4,339
Pool # BS0537, 3.50%, 12/20/2049	741	659
Pool # CI8475, 5.00%, 5/20/2050	5,531	5,399
Pool # AC0977, 4.39%, 5/20/2063 (a)	14	13
Pool # CX4040, 5.00%, 7/20/2063	640	617
Pool # CX4044, 5.00%, 9/20/2063	309	298
Pool # CX7714, 5.00%, 9/20/2063	235	227
Pool # CX4106, 5.00%, 10/20/2063	440	424
Pool # CX4111, 5.00%, 10/20/2063	645	622
Pool # CX7719, 5.00%, 10/20/2063	1,014	977
Pool # CY0098, 5.00%, 10/20/2063	1,851	1,783
Pool # CY0134, 5.00%, 10/20/2063	1,569	1,512
Pool # 785863, 3.09%, 12/20/2071 (a)	12,221	10,740
Pool # CL8137, 3.17%, 3/20/2072 (a)	3,041	2,672
Pool # 786556, 4.65%, 1/20/2073 (a)	7,813	7,438
GNMA II, Single Family, 30 Year
TBA, 4.50%, 6/15/2054 (b)	25,000	23,636
TBA, 5.00%, 6/15/2054 (b)	30,000	29,116
Total Mortgage-Backed Securities (Cost $3,607,432)		3,335,748

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 12.2%
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033 (c)	726	715
Accelerated LLC Series 2021-1H, Class C, 2.35%, 10/20/2040 (c)	4,336	3,966
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 6.26%, 12/18/2037 (a) (c)	208	208
Series 2021-FL4, Class B, 6.83%, 12/18/2037 (a) (c)	2,000	1,946
Ajax Mortgage Loan Trust Series 2021-G, Class A, 1.87%, 6/25/2061 (a) (c)	2,458	2,355
American Homes 4 Rent Trust
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (c)	3,172	3,162
Series 2015-SFR1, Class D, 4.41%, 4/17/2052 (c)	4,390	4,317
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (c)	3,975	3,942
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 (c)	3,100	3,045
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (c)	4,200	4,177
AMSR Trust
Series 2020-SFR3, Class E1, 2.56%, 9/17/2037 (c)	310	294
Series 2020-SFR5, Class D, 2.18%, 11/17/2037 (c)	6,200	5,835
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 (c)	4,000	3,757
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (c)	200	188
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (c)	2,463	2,143
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (c)	3,400	2,959
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (c)	8,181	7,443
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (c)	10,000	8,752
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (c)	4,384	4,318
Bridge Trust
Series 2022-SFR1, Class C, 4.45%, 11/17/2037 (c)	4,000	3,859
Series 2022-SFR1, Class E1, 6.30%, 11/17/2037 (c)	5,000	4,813
BXG Receivables Note Trust
Series 2022-A, Class C, 5.35%, 9/28/2037 (c)	4,801	4,569
Series 2023-A, Class B, 6.31%, 11/15/2038 (c)	3,141	3,095
Series 2023-A, Class C, 7.38%, 11/15/2038 (c)	3,238	3,191
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (c)	1,125	1,003
CARS-DB4 LP Series 2020-1A, Class B1, 4.17%, 2/15/2050 (c)	11,500	11,200
Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (c)	971	893
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	5,971	5,117
Series 2021-MH1, Class M1, 2.99%, 2/25/2046 (c)	2,000	1,482
Series 2022-MH1, Class A, 4.25%, 8/25/2054 (c) (d)	7,258	6,557
CFMT LLC Series 2023-HB11, Class M2, 4.00%, 2/25/2037 ‡ (a) (c)	4,750	4,329
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032 (d)	356	341
Series 2003-4, Class 1A5, 4.93%, 5/25/2033 (d)	219	209
Series 2003-6, Class 1A7, 4.87%, 11/25/2034 (d)	140	135
CoreVest American Finance Trust
Series 2017-2, Class M, 5.38%, 12/25/2027 (a) (c)	2,200	2,091
Series 2019-2, Class B, 3.42%, 6/15/2052 (c)	4,724	4,355
Series 2019-3, Class XB, IO, 1.37%, 10/15/2052 (a) (c)	27,000	1,619
Series 2019-3, Class XA, IO, 2.01%, 10/15/2052 (a) (c)	9,685	103
Series 2019-3, Class A, 2.71%, 10/15/2052 (c)	1,264	1,239
Series 2021-1, Class A, 1.57%, 4/15/2053 (c)	3,178	2,936

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (c)	2,533	2,368
Series 2021-1A, Class B, 2.05%, 11/21/2033 (c)	1,353	1,272
Series 2021-1A, Class C, 2.70%, 11/21/2033 (c)	2,305	2,185
Diversified ABS Phase LLC Series 2024-1A, Class A1, 7.08%, 5/30/2044 ‡ (c)	5,000	5,000
E3 (Cayman Islands) Series 2019-1, Class B, 4.15%, 9/20/2055 ‡ (c)	1,270	1,043
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (c)	10,000	9,455
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (c)	11,450	10,398
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (c)	2,100	1,891
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (c)	11,712	11,111
Series 2022-SFR1, Class E2, 5.00%, 5/19/2039 (c)	5,235	4,934
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (c)	4,500	4,192
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (c)	13,050	12,054
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (c)	15,250	13,545
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (c)	7,300	6,291
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (c)	15,222	13,532
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (c)	3,600	3,096
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (c)	13,600	13,276
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (c)	14,900	14,444
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (c)	1,000	943
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (c)	8,000	8,055
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (c)	3,357	3,346
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (c)	3,800	3,422
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (c)	1,467	1,229
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (c)	5,575	5,244
Series 2023-1A, Class B, 5.90%, 1/17/2061 ‡ (c)	5,847	5,186
Goodgreen Ltd.
Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (c)	12,346	12,218
Series 2024-1A, Class B, 8.12%, 7/15/2056 ‡ (c)	3,172	3,153
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (c)	204	182
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (c)	3,505	2,994
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (c)	577	505
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (c)	148	146
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (c)	453	412
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040 ‡ (c)	13	12
Series 2016-2A, Class A, 3.75%, 9/20/2041 ‡ (c)	2,355	2,134
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (c)	353	312
Series 2016-4A, Class A1, 3.57%, 9/20/2047 ‡ (c)	1,119	1,002
Series 2016-4A, Class A2, 4.29%, 9/20/2047 ‡ (c)	1,119	1,023
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (c)	537	484
Series 2017-2A, Class A1, 3.28%, 9/20/2048 ‡ (c)	800	692
Series 2020-1A, Class A, 2.59%, 9/20/2057 ‡ (c)	4,918	3,957

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Hilton Grand Vacations Trust
Series 2022-1D, Class C, 4.69%, 6/20/2034 (c)	1,189	1,145
Series 2022-2A, Class C, 5.57%, 1/25/2037 (c)	3,093	3,028
Series 2020-AA, Class B, 4.22%, 2/25/2039 (c)	1,226	1,189
Series 2024-1B, Class B, 5.99%, 9/15/2039 (c)	1,479	1,488
Series 2024-1B, Class C, 6.62%, 9/15/2039 (c)	2,797	2,815
HIN Timeshare Trust Series 2020-A, Class B, 2.23%, 10/9/2039 (c)	1,215	1,118
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (c)	7,533	7,510
Series 2024-A, Class C, 6.32%, 3/15/2043 (c)	14,405	14,376
Home Partners of America Trust
Series 2019-1, Class A, 2.91%, 9/17/2039 (c)	3,558	3,270
Series 2019-1, Class E, 3.60%, 9/17/2039 (c)	3,344	3,049
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 (a) (c)	29	— (e)
Series 2012-4, Class A, IO, 0.81%, 9/25/2037 (a) (c)	1,867	33
Series 2012-6, Class A, IO, 0.58%, 5/25/2039 (a) (c)	1,937	22
Series 2015-2, Class A, IO, 3.42%, 7/25/2041 (a) (c)	437	44
LFT CRE Ltd. Series 2021-FL1, Class C, 7.38%, 6/15/2039 (a) (c)	8,000	7,734
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 6.19%, 2/25/2034 (a)	223	217
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, 0.30%, 3/25/2032	23,667	150
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (c)	781	765
MVW LLC
Series 2020-1A, Class B, 2.73%, 10/20/2037 (c)	699	662
Series 2020-1A, Class C, 4.21%, 10/20/2037 (c)	466	448
Series 2023-1A, Class C, 6.54%, 10/20/2040 (c)	5,467	5,427
Series 2023-2A, Class C, 7.06%, 11/20/2040 (c)	3,754	3,783
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (c)	1,399	1,297
Series 2021-1WA, Class C, 1.94%, 1/22/2041 (c)	2,293	2,113
Series 2022-2A, Class C, 7.62%, 10/21/2041 (c)	3,012	3,062
Series 2024-1A, Class C, 6.20%, 2/20/2043 (c)	1,829	1,823
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.85%, 11/25/2033 (d)	135	127
New Residential Mortgage LLC
Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (c)	3,015	2,968
Series 2020-FNT2, Class A, 5.44%, 7/25/2025 (c)	337	332
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (c)	6,152	5,504
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (c)	3,729	3,590
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (c)	6,288	5,935
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (c)	9,260	8,733
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (c)	4,161	3,901
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	4,805	4,454
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (c)	6,028	5,829
Ocwen Loan Investment Trust Series 2023-HB1, Class M1, 3.00%, 6/25/2036 (a) (c)	1,550	1,432
Pagaya AI Technology in Housing Trust
Series 2022-1, Class C, 4.25%, 8/25/2025 (c)	6,635	6,393
Series 2023-1, Class A, 3.60%, 10/25/2040 (c)	5,000	4,567
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (c)	8,394	8,180

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 5.24%, 9/27/2060 (c) (d)	4,265	4,221
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (c) (d)	2,718	2,650
Pretium Mortgage Credit Partners LLC Series 2022-NPL1, Class A1, 2.98%, 1/25/2052 (c) (d)	3,684	3,569
Progress Residential
Series 2021-SFR1, Class D, 1.81%, 4/17/2038 (c)	4,000	3,698
Series 2021-SFR4, Class E1, 2.41%, 5/17/2038 (c)	2,000	1,836
Series 2021-SFR4, Class E2, 2.56%, 5/17/2038 (c)	3,903	3,576
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (c)	11,300	10,553
Series 2020-SFR3, Class E, 2.30%, 10/17/2027 (c)	7,700	7,234
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (c)	6,390	6,351
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (c)	3,000	2,778
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 (c)	9,550	8,822
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (c)	6,775	6,153
Series 2021-SFR8, Class E2, 2.53%, 10/17/2038 (c)	6,000	5,378
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (c)	4,555	4,325
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (c)	11,870	11,263
Series 2023-SFR1, Class E1, 6.15%, 3/17/2040 (c)	5,009	4,877
Series 2021-SFR7, Class C, 2.04%, 8/17/2040 (c)	6,246	5,341
Series 2021-SFR10, Class E1, 3.57%, 12/17/2040 (c)	4,147	3,647
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (a) (c)	2,576	2,261
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (a) (c)	2,625	2,255
PRPM LLC
Series 2021-2, Class A1, 5.11%, 3/25/2026 (a) (c)	3,313	3,285
Series 2021-7, Class A1, 1.87%, 8/25/2026 (c) (d)	1,248	1,208
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (d)	479	117
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (c)	266	239
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (c)	77	74
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (c)	8,865	8,467
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (c)	10,605	10,248
Repo Buyer RRI Trust, Zero Coupon, 4/14/2055 ‡	2,357	1,992
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.86%, 1/25/2036 (d)	52	41
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class B, 2.75%, 8/20/2036 (c)	1,034	1,022
Series 2021-1A, Class B, 1.34%, 11/20/2037 (c)	2,104	1,995
Series 2021-1A, Class C, 1.79%, 11/20/2037 (c)	1,336	1,267
Series 2022-3A, Class C, 7.63%, 7/20/2039 (c)	3,109	3,152
Series 2023-2A, Class C, 7.30%, 4/20/2040 (c)	4,994	5,055
Series 2022-2A, Class C, 6.36%, 6/20/2040 (c)	2,507	2,474
Series 2024-1A, Class C, 5.94%, 1/20/2043 (c)	4,583	4,568
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	11	10
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	94	35
Tricon American Homes Trust Series 2019-SFR1, Class E, 3.40%, 3/17/2038 (c)	4,000	3,800
Tricon Residential Trust Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (c)	5,669	5,412

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VCAT LLC
Series 2021-NPL1, Class A1, 5.29%, 12/26/2050 (c) (d)	2,595	2,575
Series 2021-NPL2, Class A1, 5.11%, 3/27/2051 (c) (d)	2,208	2,175
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 (c) (d)	6,619	6,445
vMobo, Inc., 7.46%, 7/18/2027 ‡	9,998	9,373
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (c) (d)	9,449	9,176
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (c) (d)	1,240	1,199
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (c) (d)	4,935	4,831
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (c) (d)	5,277	5,173
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (c) (d)	7,098	7,005
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (c) (d)	5,280	5,204
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (c) (d)	2,370	2,344
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (c) (d)	4,106	4,050
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 2/20/2036 (c)	166	164
Welk Resorts LLC
Series 2019-AA, Class A, 2.80%, 6/15/2038 (c)	867	825
Series 2019-AA, Class C, 3.34%, 6/15/2038 (c)	857	810
Westgate Resorts LLC
Series 2020-1A, Class C, 6.21%, 3/20/2034 (c)	261	259
Series 2022-1A, Class B, 2.29%, 8/20/2036 (c)	3,921	3,750
Total Asset-Backed Securities (Cost $674,189)		662,516
Collateralized Mortgage Obligations — 10.5%
Ajax Mortgage Loan Trust Series 2022-A, Class A1, 3.50%, 10/25/2061 (c) (d)	2,243	2,095
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	7
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	319	315
Series 2005-1CB, Class 1A6, IF, IO, 1.66%, 3/25/2035 (a)	197	11
Series 2005-22T1, Class A2, IF, IO, 4.40%, 6/25/2035 (a)	1,268	46
Series 2005-20CB, Class 3A8, IF, IO, 4.08%, 7/25/2035 (a)	1,225	21
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	51	21
Series 2005-37T1, Class A2, IF, IO, 4.59%, 9/25/2035 (a)	2,298	65
Series 2005-54CB, Class 1A2, IF, IO, 4.18%, 11/25/2035 (a)	1,108	28
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	186	139
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	6	5
Series 2005-57CB, Class 3A2, IF, IO, 4.43%, 12/25/2035 (a)	146	7
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	104	88
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	186	108
Series 2006-7CB, Class 1A2, IF, IO, 4.63%, 5/25/2036 (a)	7,080	372
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	298	151
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (c)	1	1
Anchor Mortgage Trust, 8.23%, 3/25/2031 ‡ (a)	12,000	12,000
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (c)	28	9
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	27	19
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	45	42
Series 2005-1, Class 30, IO, 5.50%, 2/25/2035	61	9
Series 2005-4, Class 30, PO, 8/25/2035	21	14

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	92	76
Series 2005-7, Class 30, PO, 11/25/2035	7	7
Series 2005-8, Class 30, PO, 1/25/2036	29	19
Banc of America Mortgage Trust
Series 2003-C, Class 3A1, 6.75%, 4/25/2033 (a)	10	10
Series 2003-J, Class 3A2, 4.82%, 11/25/2033 (a)	47	44
Baring Frn Series 2021-EBO1, Class PA, Zero Coupon, 5/22/2024 ‡ (a)	1,401	1,400
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 6.30%, 7/25/2033 (a)	40	37
Series 2003-7, Class 3A, 6.93%, 10/25/2033 (a)	11	11
Series 2004-1, Class 12A1, 5.16%, 4/25/2034 (a)	103	89
Series 2004-2, Class 14A, 4.57%, 5/25/2034 (a)	40	36
Series 2006-1, Class A1, 7.66%, 2/25/2036 (a)	129	118
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (d)	79	82
Brean Asset-Backed Securities Trust Series 2024-RM8, Class A1, 4.50%, 5/25/2064 ‡ (c)	6,400	5,905
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033	3	2
CFMT LLC Series 2024-HB13, Class M2, 3.00%, 5/25/2034 (a) (c)	1,830	1,576
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 5.78%, 6/25/2035 (a)	75	73
Series 2007-A1, Class 2A1, 5.62%, 2/25/2037 (a)	21	19
Series 2007-A1, Class 9A1, 5.93%, 2/25/2037 (a)	64	61
Series 2007-A1, Class 1A3, 6.02%, 2/25/2037 (a)	232	224
Series 2007-A1, Class 7A1, 6.60%, 2/25/2037 (a)	10	10
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034	5	4
Series 2004-3, Class A26, 5.50%, 4/25/2034	63	60
Series 2004-HYB1, Class 2A, 5.52%, 5/20/2034 (a)	31	29
Series 2004-HYB3, Class 2A, 4.79%, 6/20/2034 (a)	127	115
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	159	155
Series 2004-7, Class 2A1, 5.59%, 6/25/2034 (a)	24	22
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	125	117
Series 2004-HYB6, Class A3, 5.28%, 11/20/2034 (a)	105	98
Series 2005-16, Class A23, 5.50%, 9/25/2035	55	35
Series 2005-22, Class 2A1, 4.69%, 11/25/2035 (a)	327	258
Series 2007-4, Class 1A52, IF, IO, 4.73%, 5/25/2037 (a)	1,349	67
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	—	—
Series 2003-HYB1, Class A, 6.24%, 9/25/2033 (a)	26	25
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 5.68%, 9/25/2033 (a) (c)	56	55
Series 2004-UST1, Class A3, 6.10%, 8/25/2034 (a)	30	28
Series 2004-UST1, Class A6, 6.23%, 8/25/2034 (a)	16	14
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (c)	255	242
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class W2, PO, 6/25/2031	2	2
Series 2003-1, Class WA2, 6.50%, 6/25/2031	1	1
Series 2003-1, Class 3, PO, 9/25/2033	10	7
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	4	4

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	10	9
Series 2005-1, Class 2A1A, 3.46%, 2/25/2035 (a)	98	80
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	121	116
Series 2005-5, Class 1A2, 4.81%, 8/25/2035 (a)	236	189
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.64%, 2/25/2033 (a)	252	245
Series 2003-AR15, Class 3A1, 6.73%, 6/25/2033 (a)	51	50
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	42	39
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	1	1
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	82	82
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	32	32
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	65	62
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	134	128
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035 (a)	359	30
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	252	26
CSMC Trust
Series 2020-RPL5, Class A1, 4.70%, 8/25/2060 (a) (c)	3,981	3,962
Series 2021-RPL1, Class A1, 4.05%, 9/27/2060 (a) (c)	9,119	8,842
Series 2021-JR2, Class A1, 2.22%, 11/25/2061 (a) (c)	1,728	1,687
Series 2021-JR1, Class A1, 5.47%, 9/27/2066 (a) (c)	3,619	3,570
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.41%, 2/25/2020 (a)	11	11
FARM Mortgage Trust Series 2023-1, Class A, 2.63%, 1/25/2052 (a) (c)	8,400	6,711
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	11,499	10,307
Series 2017-4, Class M60C, 3.50%, 6/25/2057	15,709	14,046
Series 2017-4, Class MT, 3.50%, 6/25/2057	2,285	2,016
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (a)	8,169	7,406
Series 2018-2, Class M55D, 4.00%, 11/25/2057	9,559	8,700
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,335	2,032
Series 2019-1, Class M55D, 4.00%, 7/25/2058	2,756	2,501
Series 2019-3, Class M55D, 4.00%, 10/25/2058	3,345	3,038
Series 2019-4, Class M55D, 4.00%, 2/25/2059	2,211	2,007
Series 2020-1, Class MT, 2.50%, 8/25/2059	3,889	3,165
Series 2020-1, Class M55G, 3.00%, 8/25/2059	3,759	3,278
Series 2020-2, Class MB, 2.00%, 11/25/2059	3,837	2,427
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	5,926	5,100
Series 2021-3, Class MBU, 2.50%, 3/25/2061	2,048	1,235
Series 2022-1, Class MBU, 3.25%, 11/25/2061	10,136	6,992
Series 2023-1, Class MT, 3.00%, 10/25/2062	14,321	11,714
Series 2024-1, Class MT, 3.00%, 11/25/2063	13,277	10,689
FHLMC, REMIC
Series 1745, Class D, 7.50%, 8/15/2024	—	—
Series 3614, Class QB, 4.00%, 12/15/2024	38	38
Series 2967, Class S, IF, 3.91%, 4/15/2025 (a)	—	—
Series 3022, Class SX, IF, 3.28%, 8/15/2025 (a)	3	3
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1863, Class Z, 6.50%, 7/15/2026	—	—

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1899, Class ZE, 8.00%, 9/15/2026	5	5
Series 1963, Class Z, 7.50%, 1/15/2027	5	5
Series 2470, Class SL, IF, 9.00%, 1/15/2027 (a)	1	1
Series 1985, Class PR, IO, 8.00%, 7/15/2027	2	—
Series 2065, Class PX, IO, 0.75%, 8/17/2027	172	—
Series 1987, Class PE, 7.50%, 9/15/2027	3	3
Series 2038, Class PN, IO, 7.00%, 3/15/2028	1	—
Series 2042, Class T, 7.00%, 3/15/2028	1	1
Series 2040, Class PE, 7.50%, 3/15/2028	10	10
Series 2060, Class Z, 6.50%, 5/15/2028	4	4
Series 2061, Class DC, IO, 6.50%, 6/15/2028	11	1
Series 2075, Class PH, 6.50%, 8/15/2028	31	31
Series 2086, Class GB, 6.00%, 9/15/2028	4	4
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	2	—
Series 2111, Class SB, IF, IO, 2.06%, 1/15/2029 (a)	20	—
Series 2110, Class PG, 6.00%, 1/15/2029	19	19
Series 2125, Class JZ, 6.00%, 2/15/2029	8	8
Series 2130, Class QS, 6.00%, 3/15/2029	11	11
Series 2132, Class ZL, 6.50%, 3/15/2029	5	5
Series 2132, Class SB, IF, 6.97%, 3/15/2029 (a)	3	3
Series 2141, IO, 7.00%, 4/15/2029	1	—
Series 2303, Class ZN, 8.50%, 4/15/2029	48	50
Series 2163, Class PC, IO, 7.50%, 6/15/2029	2	—
Series 2178, Class PB, 7.00%, 8/15/2029	4	4
Series 2201, Class C, 8.00%, 11/15/2029	5	5
Series 2204, Class GB, 8.00%, 12/20/2029 (a)	1	—
Series 2209, Class TC, 8.00%, 1/15/2030	28	29
Series 2210, Class Z, 8.00%, 1/15/2030	20	20
Series 2224, Class CB, 8.00%, 3/15/2030	6	6
Series 2247, Class Z, 7.50%, 8/15/2030	5	5
Series 2256, Class MC, 7.25%, 9/15/2030	15	15
Series 2254, Class Z, 9.00%, 9/15/2030	51	54
Series 2259, Class ZM, 7.00%, 10/15/2030	25	26
Series 2271, Class PC, 7.25%, 12/15/2030	26	27
Series 2296, Class PD, 7.00%, 3/15/2031	11	11
Series 2303, Class ZD, 7.00%, 4/15/2031	150	155
Series 2694, Class BA, 4.00%, 6/15/2031	1	1
Series 2359, Class ZB, 8.50%, 6/15/2031	19	20
Series 2388, Class UZ, 8.50%, 6/15/2031	7	7
Series 2344, Class ZD, 6.50%, 8/15/2031	58	59
Series 2344, Class ZJ, 6.50%, 8/15/2031	8	8
Series 2345, Class NE, 6.50%, 8/15/2031	5	5
Series 2372, Class F, 5.94%, 10/15/2031 (a)	3	3
Series 2367, Class ZK, 6.00%, 10/15/2031	59	59
Series 2368, Class AS, IF, 6.79%, 10/15/2031 (a)	3	2
Series 2383, Class FD, 5.94%, 11/15/2031 (a)	3	3
Series 2399, Class TH, 6.50%, 1/15/2032	64	65
Series 2494, Class SX, IF, IO, 1.56%, 2/15/2032 (a)	173	9

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2410, Class QX, IF, IO, 3.21%, 2/15/2032 (a)	10	1
Series 2410, Class QS, IF, 5.36%, 2/15/2032 (a)	17	18
Series 2433, Class SA, IF, 6.79%, 2/15/2032 (a)	35	38
Series 2444, Class ES, IF, IO, 2.51%, 3/15/2032 (a)	13	1
Series 2450, Class SW, IF, IO, 2.56%, 3/15/2032 (a)	15	1
Series 2431, Class F, 5.94%, 3/15/2032 (a)	117	116
Series 2464, Class FE, 6.44%, 3/15/2032 (a)	54	54
Series 2423, Class MC, 7.00%, 3/15/2032	17	17
Series 2423, Class MT, 7.00%, 3/15/2032	20	20
Series 2434, Class TC, 7.00%, 4/15/2032	22	22
Series 2436, Class MC, 7.00%, 4/15/2032	23	23
Series 2450, Class GZ, 7.00%, 5/15/2032	21	22
Series 3393, Class JO, PO, 9/15/2032	66	55
Series 2513, Class ZC, 5.50%, 10/15/2032	50	51
Series 2517, Class Z, 5.50%, 10/15/2032	22	21
Series 2835, Class QO, PO, 12/15/2032	19	16
Series 2557, Class HL, 5.30%, 1/15/2033	189	185
Series 2552, Class FP, 6.44%, 1/15/2033 (a)	213	215
Series 2586, Class WI, IO, 6.50%, 3/15/2033	52	8
Series 2611, Class SQ, IF, 2.12%, 5/15/2033 (a)	16	15
Series 2631, Class SA, IF, 4.88%, 6/15/2033 (a)	9	10
Series 2692, Class SC, IF, 2.41%, 7/15/2033 (a)	42	40
Series 2671, Class S, IF, 4.79%, 9/15/2033 (a)	15	16
Series 2722, Class PF, 6.04%, 12/15/2033 (a)	442	441
Series 2763, Class ZA, 6.00%, 3/15/2034	1,516	1,537
Series 2779, Class ZC, 6.00%, 4/15/2034	934	947
Series 2802, Class ZY, 6.00%, 5/15/2034	246	243
Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	469	461
Series 3611, PO, 7/15/2034	86	73
Series 3305, Class MB, IF, 7.92%, 7/15/2034 (a)	29	30
Series 3077, Class TO, PO, 4/15/2035	12	12
Series 2990, Class WP, IF, 3.00%, 6/15/2035 (a)	—	—
Series 3035, Class Z, 5.85%, 9/15/2035	465	471
Series 3117, Class EO, PO, 2/15/2036	52	44
Series 3117, Class OG, PO, 2/15/2036	34	28
Series 3117, Class OK, PO, 2/15/2036	55	46
Series 3143, Class BC, 5.50%, 2/15/2036	105	106
Series 3122, Class OH, PO, 3/15/2036	6	5
Series 3134, PO, 3/15/2036	8	6
Series 3152, Class MO, PO, 3/15/2036	107	90
Series 3122, Class ZB, 6.00%, 3/15/2036	32	33
Series 3138, PO, 4/15/2036	33	28
Series 3607, Class AO, PO, 4/15/2036	73	60
Series 3607, Class BO, PO, 4/15/2036	73	61
Series 3137, Class XP, 6.00%, 4/15/2036	344	352
Series 3219, Class DI, IO, 6.00%, 4/15/2036	46	8
Series 3149, Class SO, PO, 5/15/2036	37	30
Series 3151, PO, 5/15/2036	104	84

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3153, Class EO, PO, 5/15/2036	48	41
Series 3604, PO, 5/15/2036	77	63
Series 3171, Class MO, PO, 6/15/2036	33	29
Series 3179, Class OA, PO, 7/15/2036	37	31
Series 3194, Class SA, IF, IO, 1.66%, 7/15/2036 (a)	25	2
Series 3200, PO, 8/15/2036	73	60
Series 3232, Class ST, IF, IO, 1.26%, 10/15/2036 (a)	84	6
Series 3237, Class AO, PO, 11/15/2036	57	46
Series 3704, Class DT, 7.50%, 11/15/2036	400	418
Series 3704, Class ET, 7.50%, 12/15/2036	290	311
Series 3260, Class CS, IF, IO, 0.70%, 1/15/2037 (a)	49	4
Series 3262, Class SG, IF, IO, 0.96%, 1/15/2037 (a)	13	1
Series 3274, Class JO, PO, 2/15/2037	16	14
Series 3274, Class MO, PO, 2/15/2037	28	23
Series 3275, Class FL, 5.88%, 2/15/2037 (a)	14	13
Series 3290, Class SB, IF, IO, 1.01%, 3/15/2037 (a)	166	10
Series 3288, Class GS, IF, 6.40%, 3/15/2037 (a)	8	8
Series 3373, Class TO, PO, 4/15/2037	64	53
Series 3316, Class JO, PO, 5/15/2037	8	6
Series 3607, PO, 5/15/2037	192	153
Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	345	354
Series 3371, Class FA, 6.04%, 9/15/2037 (a)	23	23
Series 3385, Class SN, IF, IO, 0.56%, 11/15/2037 (a)	39	2
Series 3387, Class SA, IF, IO, 0.98%, 11/15/2037 (a)	111	7
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	348	3
Series 3404, Class SC, IF, IO, 0.56%, 1/15/2038 (a)	137	8
Series 3451, Class SA, IF, IO, 0.61%, 5/15/2038 (a)	9	—
Series 3537, Class MI, IO, 5.00%, 6/15/2038	201	26
Series 3461, Class LZ, 6.00%, 6/15/2038	54	55
Series 3481, Class SJ, IF, IO, 0.41%, 8/15/2038 (a)	161	11
Series 3895, Class WA, 5.65%, 10/15/2038 (a)	88	89
Series 3511, Class SA, IF, IO, 0.56%, 2/15/2039 (a)	42	2
Series 3546, Class A, 5.73%, 2/15/2039 (a)	20	20
Series 3531, Class SA, IF, IO, 0.86%, 5/15/2039 (a)	153	3
Series 3549, Class FA, 6.64%, 7/15/2039 (a)	11	10
Series 4580, Class PT, 6.72%, 8/15/2039 (a)	484	487
Series 3572, Class JS, IF, IO, 1.36%, 9/15/2039 (a)	93	5
Series 3621, PO, 1/15/2040	135	107
Series 3621, Class BO, PO, 1/15/2040	91	75
Series 3623, Class LO, PO, 1/15/2040	119	94
Series 3632, Class BS, IF, 15.65%, 2/15/2040 (a)	333	316
Series 3714, Class IP, IO, 5.00%, 8/15/2040	208	12
Series 3740, Class SC, IF, IO, 0.56%, 10/15/2040 (a)	207	16
Series 3747, Class PY, 4.00%, 10/15/2040	909	862
Series 3747, Class CY, 4.50%, 10/15/2040	1,300	1,259
Series 3753, PO, 11/15/2040	637	482
Series 3770, Class PY, 5.00%, 12/15/2040	1,655	1,604
Series 3860, Class PZ, 5.00%, 5/15/2041	2,676	2,613

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	41	38
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	71	70
Series 3966, Class NA, 4.00%, 12/15/2041	682	646
Series 4015, Class MY, 3.50%, 3/15/2042	847	775
Series 4136, Class HS, IF, 3.45%, 11/15/2042 (a)	352	203
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000	822
Series 4274, Class EM, 4.00%, 11/15/2043	1,000	835
Series 4280, Class EO, PO, 12/15/2043	436	317
Series 4281, Class OB, PO, 12/15/2043	458	334
Series 4377, Class JP, 3.00%, 8/15/2044	2,073	1,896
Series 4456, Class SA, IF, IO, 0.71%, 3/15/2045 (a)	2,846	297
Series 4480, Class SE, IF, IO, 0.74%, 6/15/2045 (a)	2,966	293
Series 4888, Class AZ, 4.00%, 12/15/2048	3,756	3,386
Series 4848, Class QY, 4.50%, 12/15/2048	699	646
Series 4903, Class SN, IF, IO, 0.66%, 8/25/2049 (a)	8,379	891
Series 4982, Class JA, 1.50%, 3/25/2050	6,245	4,778
Series 5028, Class JG, 1.50%, 8/25/2050	7,077	5,424
Series 5036, Class NA, 0.50%, 11/25/2050	7,797	5,164
Series 5048, Class TI, IO, 3.00%, 11/25/2050	17,748	2,952
Series 5054, Class DZ, 2.00%, 12/25/2050	14,224	6,819
Series 5156, Class DC, 2.00%, 9/25/2051	17,345	14,546
Series 5190, Class PH, 2.50%, 2/25/2052	3,778	3,328
FHLMC, STRIPS
Series 191, IO, 8.00%, 1/1/2028	117	10
Series 197, PO, 4/1/2028	53	50
Series 233, Class 11, IO, 5.00%, 9/15/2035	104	19
Series 233, Class 12, IO, 5.00%, 9/15/2035	61	9
Series 233, Class 13, IO, 5.00%, 9/15/2035	143	23
Series 239, Class S30, IF, IO, 2.26%, 8/15/2036 (a)	208	23
Series 262, Class 35, 3.50%, 7/15/2042	5,566	5,083
Series 299, Class 300, 3.00%, 1/15/2043	209	186
Series 310, PO, 9/15/2043	782	573
Series 406, PO, 10/25/2053	9,169	7,257
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.36%, 7/25/2032 (a)	116	108
Series T-76, Class 2A, 2.31%, 10/25/2037 (a)	1,361	1,143
Series T-42, Class A5, 7.50%, 2/25/2042	418	417
Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	42	43
Series T-54, Class 2A, 6.50%, 2/25/2043	852	852
Series T-54, Class 3A, 7.00%, 2/25/2043	391	403
Series T-56, Class A5, 5.23%, 5/25/2043	668	635
Series T-58, Class A, PO, 9/25/2043	46	33
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	33	33
Series T-59, Class 1AP, PO, 10/25/2043	44	22
Series T-62, Class 1A1, 6.31%, 10/25/2044 (a)	461	417
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 6.02%, 10/25/2034 (a)	75	73
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	133	63

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-FA4, Class 1A2, IF, IO, 0.21%, 8/25/2037 (a)	2,453	140
FNMA Trust, Whole Loan
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	1,801	1,776
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	130	134
Series 2003-W8, Class 3F1, 5.84%, 5/25/2042 (a)	85	85
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	117	120
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	71	71
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	80	82
Series 2005-W3, Class 2AF, 5.66%, 3/25/2045 (a)	173	172
Series 2005-W4, Class 3A, 4.31%, 6/25/2045 (a)	333	322
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	65	65
Series 2006-W2, Class 1AF1, 5.66%, 2/25/2046 (a)	90	89
FNMA, Grantor Trust, Whole Loan
Series 2001-T7, Class A1, 7.50%, 2/25/2041	207	216
Series 2001-T12, Class A1, 6.50%, 8/25/2041	2,101	2,096
Series 2001-T12, Class A2, 7.50%, 8/25/2041	109	109
Series 2001-T10, PO, 12/25/2041	8	7
Series 2002-T4, Class A2, 7.00%, 12/25/2041	81	83
Series 2002-T4, Class A3, 7.50%, 12/25/2041	197	205
Series 2002-T16, Class A2, 7.00%, 7/25/2042	76	78
Series 2002-T19, Class A2, 7.00%, 7/25/2042	180	187
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	127	129
Series 2004-T3, Class PT1, 9.31%, 1/25/2044 (a)	99	102
FNMA, REMIC
Series 2004-53, Class NC, 5.50%, 7/25/2024	—	—
Series 1995-2, Class Z, 8.50%, 1/25/2025	—	—
Series 2006-72, Class HO, PO, 8/25/2026	10	9
Series 2006-94, Class GI, IF, IO, 1.21%, 10/25/2026 (a)	111	2
Series 2006-94, Class GK, IF, 6.06%, 10/25/2026 (a)	5	5
Series G97-2, Class ZA, 8.50%, 2/17/2027	6	6
Series 1997-27, Class J, 7.50%, 4/18/2027	1	1
Series 1997-24, Class Z, 8.00%, 4/18/2027	1	1
Series 1997-46, Class Z, 7.50%, 6/17/2027	32	32
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	1	—
Series 1998-30, Class ZA, 6.50%, 5/20/2028	80	80
Series 1998-36, Class ZB, 6.00%, 7/18/2028	8	8
Series 2002-7, Class FD, 6.14%, 4/25/2029 (a)	24	24
Series 1999-62, Class PB, 7.50%, 12/18/2029	7	7
Series 2000-52, IO, 8.50%, 1/25/2031	2	—
Series 2002-60, Class FA, 6.19%, 2/25/2031 (a)	73	73
Series 2002-60, Class FB, 6.19%, 2/25/2031 (a)	73	73
Series 2001-4, Class ZA, 6.50%, 3/25/2031	82	82
Series 2001-7, Class PF, 7.00%, 3/25/2031	3	3
Series 2002-50, Class ZA, 6.00%, 5/25/2031	130	129
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	13	2
Series 2001-49, Class LZ, 8.50%, 7/25/2031	22	22
Series 2001-38, Class FB, 5.94%, 8/25/2031 (a)	15	15
Series 2001-36, Class DE, 7.00%, 8/25/2031	18	19

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2001-44, Class PD, 7.00%, 9/25/2031	7	7
Series 2001-44, Class PU, 7.00%, 9/25/2031	16	16
Series 2001-53, Class FX, 5.79%, 10/25/2031 (a)	95	95
Series 2003-52, Class SX, IF, 6.64%, 10/25/2031 (a)	5	5
Series 2001-61, Class Z, 7.00%, 11/25/2031	54	55
Series 2001-72, Class SX, IF, 4.80%, 12/25/2031 (a)	3	3
Series 2002-1, Class SA, IF, 7.51%, 2/25/2032 (a)	3	3
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	41	1
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	2	3
Series 2002-30, Class Z, 6.00%, 5/25/2032	79	80
Series 2002-37, Class Z, 6.50%, 6/25/2032	6	6
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	95	8
Series 2011-39, Class ZA, 6.00%, 11/25/2032	566	577
Series 2004-61, Class FH, 6.24%, 11/25/2032 (a)	492	494
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	20	20
Series 2004-59, Class BG, PO, 12/25/2032	28	24
Series 2002-77, Class S, IF, 4.51%, 12/25/2032 (a)	13	14
Series 2003-2, Class F, 6.19%, 2/25/2033 (a)	198	198
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	58	1
Series 2003-22, Class UD, 4.00%, 4/25/2033	172	164
Series 2003-39, IO, 6.00%, 5/25/2033 (a)	9	1
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	192	31
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	253	35
Series 2003-132, Class OA, PO, 8/25/2033	2	2
Series 2003-74, Class SH, IF, 0.38%, 8/25/2033 (a)	19	17
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	12	—
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	99	13
Series 2003-91, Class SD, IF, 3.44%, 9/25/2033 (a)	13	13
Series 2003-86, Class ZA, 5.50%, 9/25/2033	106	106
Series 2003-105, Class AZ, 5.50%, 10/25/2033	564	567
Series 2003-116, Class SB, IF, IO, 2.16%, 11/25/2033 (a)	97	7
Series 2006-44, Class P, PO, 12/25/2033	226	188
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	603	610
Series 2003-130, Class SX, IF, 3.36%, 1/25/2034 (a)	3	2
Series 2004-87, Class F, 6.19%, 1/25/2034 (a)	78	79
Series 2004-46, Class EP, PO, 3/25/2034	26	25
Series 2004-28, Class PF, 5.84%, 3/25/2034 (a)	66	65
Series 2004-25, Class SA, IF, 4.57%, 4/25/2034 (a)	29	30
Series 2004-17, Class H, 5.50%, 4/25/2034	173	171
Series 2004-46, Class SK, IF, 1.54%, 5/25/2034 (a)	12	12
Series 2004-46, Class QB, IF, 2.25%, 5/25/2034 (a)	31	33
Series 2004-36, Class SA, IF, 4.57%, 5/25/2034 (a)	61	64
Series 2004-51, Class SY, IF, 3.36%, 7/25/2034 (a)	9	8
Series 2004-50, Class VZ, 5.50%, 7/25/2034	794	799
Series 2014-44, Class B, 2.50%, 8/25/2034	720	662
Series 2005-7, Class LO, PO, 2/25/2035	187	169
Series 2005-15, Class MO, PO, 3/25/2035	65	53
Series 2005-13, Class FL, 5.84%, 3/25/2035 (a)	44	44

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-74, Class SK, IF, 5.17%, 5/25/2035 (a)	20	20
Series 2005-103, Class SC, IF, 1.06%, 7/25/2035 (a)	142	128
Series 2005-56, Class S, IF, IO, 1.27%, 7/25/2035 (a)	121	9
Series 2005-66, Class SV, IF, IO, 1.31%, 7/25/2035 (a)	74	3
Series 2005-66, Class SG, IF, 3.78%, 7/25/2035 (a)	51	49
Series 2005-73, Class PS, IF, 3.10%, 8/25/2035 (a)	28	28
Series 2005-68, Class PG, 5.50%, 8/25/2035	103	103
Series 2005-90, PO, 9/25/2035	13	12
Series 2005-90, Class AO, PO, 10/25/2035	9	8
Series 2010-39, Class OT, PO, 10/25/2035	65	54
Series 2005-90, Class ES, IF, 3.28%, 10/25/2035 (a)	98	98
Series 2005-84, Class XM, 5.75%, 10/25/2035	48	48
Series 2005-106, Class US, IF, 4.63%, 11/25/2035 (a)	46	47
Series 2006-8, Class WQ, PO, 3/25/2036	219	174
Series 2006-8, Class WN, IF, IO, 1.26%, 3/25/2036 (a)	805	64
Series 2006-16, Class HZ, 5.50%, 3/25/2036	50	50
Series 2006-23, Class KO, PO, 4/25/2036	22	20
Series 2006-27, Class OH, PO, 4/25/2036	43	37
Series 2006-44, Class GO, PO, 6/25/2036	85	72
Series 2006-50, Class JO, PO, 6/25/2036	48	39
Series 2006-50, Class PS, PO, 6/25/2036	71	61
Series 2006-53, Class US, IF, IO, 1.14%, 6/25/2036 (a)	129	10
Series 2006-58, PO, 7/25/2036	86	72
Series 2006-58, Class AP, PO, 7/25/2036	31	26
Series 2006-65, Class QO, PO, 7/25/2036	34	28
Series 2006-56, Class FT, 6.19%, 7/25/2036 (a)	307	314
Series 2006-63, Class ZH, 6.50%, 7/25/2036	108	112
Series 2006-72, Class GO, PO, 8/25/2036	57	48
Series 2006-72, Class TO, PO, 8/25/2036	33	28
Series 2006-79, Class DO, PO, 8/25/2036	56	46
Series 2007-7, Class SG, IF, IO, 1.06%, 8/25/2036 (a)	254	26
Series 2006-77, Class PC, 6.50%, 8/25/2036	189	191
Series 2006-78, Class BZ, 6.50%, 8/25/2036	60	62
Series 2006-86, Class OB, PO, 9/25/2036	70	57
Series 2006-90, Class AO, PO, 9/25/2036	44	38
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	404	77
Series 2006-110, PO, 11/25/2036	40	33
Series 2006-111, Class EO, PO, 11/25/2036	28	23
Series 2006-105, Class ME, 5.50%, 11/25/2036	444	447
Series 2006-115, Class OK, PO, 12/25/2036	85	66
Series 2006-119, PO, 12/25/2036	33	29
Series 2006-117, Class GS, IF, IO, 1.21%, 12/25/2036 (a)	95	5
Series 2006-118, Class A2, 5.50%, 12/25/2036 (a)	49	48
Series 2006-120, Class PF, 5.69%, 12/25/2036 (a)	36	35
Series 2006-120, IO, 6.50%, 12/25/2036	153	24
Series 2015-91, Class AC, 7.50%, 12/25/2036	1,173	1,216
Series 2006-126, Class AO, PO, 1/25/2037	152	125
Series 2007-1, Class SD, IF, 6.37%, 2/25/2037 (a)	33	47

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-14, Class OP, PO, 3/25/2037	56	47
Series 2007-22, Class SC, IF, IO, 0.64%, 3/25/2037 (a)	17	—
Series 2007-14, Class ES, IF, IO, 1.00%, 3/25/2037 (a)	1,838	138
Series 2009-63, Class P, 5.00%, 3/25/2037	8	8
Series 2007-18, Class MZ, 6.00%, 3/25/2037	161	164
Series 2007-16, Class FC, 6.19%, 3/25/2037 (a)	20	20
Series 2007-46, Class ZK, 5.50%, 5/25/2037	144	141
Series 2007-39, Class EF, 5.69%, 5/25/2037 (a)	19	19
Series 2007-54, Class WI, IF, IO, 0.66%, 6/25/2037 (a)	168	12
Series 2007-72, Class EK, IF, IO, 0.96%, 7/25/2037 (a)	479	39
Series 2007-65, Class KI, IF, IO, 1.18%, 7/25/2037 (a)	98	8
Series 2007-60, Class AX, IF, IO, 1.71%, 7/25/2037 (a)	155	18
Series 2007-79, Class SB, IF, 4.08%, 8/25/2037 (a)	14	16
Series 2007-76, Class ZG, 6.00%, 8/25/2037	110	111
Series 2007-78, Class CB, 6.00%, 8/25/2037	45	46
Series 2007-88, Class VI, IF, IO, 1.10%, 9/25/2037 (a)	75	6
Series 2009-86, Class OT, PO, 10/25/2037	243	198
Series 2007-100, Class SM, IF, IO, 1.01%, 10/25/2037 (a)	162	12
Series 2007-91, Class ES, IF, IO, 1.02%, 10/25/2037 (a)	251	19
Series 2007-112, Class SA, IF, IO, 1.01%, 12/25/2037 (a)	450	42
Series 2007-116, Class HI, IO, 0.46%, 1/25/2038 (a)	323	16
Series 2008-1, Class BI, IF, IO, 0.47%, 2/25/2038 (a)	131	8
Series 2008-12, Class CO, PO, 3/25/2038	261	219
Series 2008-16, Class IS, IF, IO, 0.76%, 3/25/2038 (a)	83	5
Series 2008-10, Class XI, IF, IO, 0.79%, 3/25/2038 (a)	74	5
Series 2008-20, Class SA, IF, IO, 1.55%, 3/25/2038 (a)	103	8
Series 2009-79, Class UA, 7.00%, 3/25/2038	9	9
Series 2008-32, Class SA, IF, IO, 1.41%, 4/25/2038 (a)	17	1
Series 2008-27, Class SN, IF, IO, 1.46%, 4/25/2038 (a)	37	3
Series 2008-44, PO, 5/25/2038	11	9
Series 2008-53, Class CI, IF, IO, 1.76%, 7/25/2038 (a)	51	4
Series 2011-47, Class ZA, 5.50%, 7/25/2038	205	204
Series 2008-80, Class SA, IF, IO, 0.41%, 9/25/2038 (a)	97	6
Series 2008-81, Class SB, IF, IO, 0.41%, 9/25/2038 (a)	101	5
Series 2008-80, Class GP, 6.25%, 9/25/2038	9	9
Series 2009-6, Class GS, IF, IO, 1.11%, 2/25/2039 (a)	50	4
Series 2009-4, Class BD, 4.50%, 2/25/2039	4	3
Series 2009-17, Class QS, IF, IO, 1.21%, 3/25/2039 (a)	46	3
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	140	23
Series 2009-47, Class MT, 7.00%, 7/25/2039	8	8
Series 2009-69, PO, 9/25/2039	60	46
Series 2009-84, Class WS, IF, IO, 0.46%, 10/25/2039 (a)	46	3
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	97	17
Series 2009-92, Class AD, 6.00%, 11/25/2039	47	46
Series 2009-99, Class SC, IF, IO, 0.74%, 12/25/2039 (a)	34	2
Series 2009-99, Class WA, 6.33%, 12/25/2039 (a)	173	174
Series 2009-103, Class MB, 6.42%, 12/25/2039 (a)	248	248
Series 2009-112, Class ST, IF, IO, 0.81%, 1/25/2040 (a)	119	9

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-113, Class FB, 5.99%, 1/25/2040 (a)	105	104
Series 2010-23, Class KS, IF, IO, 1.66%, 2/25/2040 (a)	77	5
Series 2010-1, Class WA, 6.26%, 2/25/2040 (a)	347	348
Series 2010-49, Class SC, IF, 1.78%, 3/25/2040 (a)	123	108
Series 2010-16, Class WB, 6.14%, 3/25/2040 (a)	755	756
Series 2010-16, Class WA, 6.44%, 3/25/2040 (a)	296	298
Series 2010-35, Class SB, IF, IO, 0.98%, 4/25/2040 (a)	98	5
Series 2010-40, Class FJ, 6.04%, 4/25/2040 (a)	30	30
Series 2010-42, Class S, IF, IO, 0.96%, 5/25/2040 (a)	42	3
Series 2010-43, Class FD, 6.04%, 5/25/2040 (a)	132	131
Series 2010-61, Class WA, 5.99%, 6/25/2040 (a)	113	113
Series 2010-68, Class SA, IF, IO, 4.33%, 7/25/2040 (a)	291	13
Series 2010-103, Class ME, 4.00%, 9/25/2040	345	324
Series 2010-111, Class AM, 5.50%, 10/25/2040	382	388
Series 2010-125, Class SA, IF, IO, 3.77%, 11/25/2040 (a)	273	6
Series 2010-130, Class CY, 4.50%, 11/25/2040	1,350	1,306
Series 2010-123, Class FL, 5.87%, 11/25/2040 (a)	37	37
Series 2010-147, Class SA, IF, IO, 1.09%, 1/25/2041 (a)	1,112	127
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	1,619
Series 2011-30, Class LS, IO, 0.44%, 4/25/2041 (a)	203	9
Series 2011-75, Class FA, 5.99%, 8/25/2041 (a)	28	28
Series 2011-118, Class LB, 7.00%, 11/25/2041	331	343
Series 2011-118, Class MT, 7.00%, 11/25/2041	561	577
Series 2011-118, Class NT, 7.00%, 11/25/2041	527	545
Series 2013-2, Class LZ, 3.00%, 2/25/2043	33	22
Series 2013-4, Class AJ, 3.50%, 2/25/2043	1,063	970
Series 2013-92, PO, 9/25/2043	743	546
Series 2013-101, Class DO, PO, 10/25/2043	842	613
Series 2024-6, Class AL, 2.00%, 3/25/2044	13,199	9,448
Series 2018-11, Class LA, 3.50%, 7/25/2045	1,212	1,157
Series 2018-63, Class DA, 3.50%, 9/25/2048	536	478
Series 2018-68, Class DZ, 4.00%, 9/25/2048	1,098	986
Series 2019-20, Class H, 3.50%, 5/25/2049	1,535	1,359
Series 2019-32, Class SD, IF, IO, 0.61%, 6/25/2049 (a)	7,911	688
Series 2010-103, Class SB, IF, IO, 0.66%, 11/25/2049 (a)	348	25
Series 2020-11, Class JW, 3.00%, 3/25/2050	3,056	2,236
Series 2020-36, Class SH, IF, IO, 0.61%, 6/25/2050 (a)	11,430	1,131
Series 2020-45, Class KG, 2.00%, 7/25/2050	3,992	3,132
Series 2020-61, Class SB, IF, IO, 3.53%, 9/25/2050 (a)	7,337	154
Series 2011-2, Class WA, 5.83%, 2/25/2051 (a)	59	60
Series 2011-43, Class WA, 5.74%, 5/25/2051 (a)	69	69
Series 2011-58, Class WA, 5.50%, 7/25/2051 (a)	344	329
Series 2022-1, Class CZ, 3.00%, 12/25/2051	2,636	1,514
Series 2012-21, Class WA, 5.64%, 3/25/2052 (a)	471	475
FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.11%, 1/25/2032 (d)	3	3
FNMA, REMIC Trust, Whole Loan
Series 2004-W4, Class A7, 5.50%, 6/25/2034	321	313
Series 2007-W2, Class 1A1, 5.76%, 3/25/2037 (a)	144	141

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	58	57
Series 2007-W7, Class 1A4, IF, 6.55%, 7/25/2037 (a)	8	9
Series 2001-W3, Class A, 7.00%, 9/25/2041 (a)	209	205
Series 2002-W10, IO, 0.89%, 8/25/2042 (a)	941	29
Series 2003-W4, Class 2A, 5.35%, 10/25/2042 (a)	15	15
Series 2003-W1, Class 1A1, 4.76%, 12/25/2042 (a)	111	108
Series 2003-W1, Class 2A, 5.27%, 12/25/2042 (a)	76	75
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	261	264
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	74	75
Series 2006-W3, Class 1AF1, 5.68%, 10/25/2046 (a)	51	50
Series 2009-W1, Class A, 6.00%, 12/25/2049	299	302
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.84%, 6/27/2036 (a)	137	138
Series 2007-54, Class FA, 5.84%, 6/25/2037 (a)	60	59
Series 2007-64, Class FB, 5.81%, 7/25/2037 (a)	112	112
Series 2007-106, Class A7, 6.02%, 10/25/2037 (a)	26	27
Series 2003-7, Class A1, 6.50%, 12/25/2042	133	133
FNMA, STRIPS
Series 285, Class 1, PO, 2/25/2027	—	—
Series 331, Class 13, IO, 7.00%, 11/25/2032	62	8
Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	29	4
Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	62	7
Series 356, Class 3, IO, 5.00%, 1/25/2035	79	10
Series 365, Class 8, IO, 5.50%, 5/25/2036	103	20
Series 373, Class 1, PO, 7/25/2036	654	547
Series 374, Class 5, IO, 5.50%, 8/25/2036	38	6
Series 393, Class 6, IO, 5.50%, 4/25/2037	16	2
Series 383, Class 32, IO, 6.00%, 1/25/2038	91	17
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.14%, 6/19/2035 (a)	166	152
GNMA
Series 2001-35, Class SA, IF, IO, 2.82%, 8/16/2031 (a)	21	—
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	108	—
Series 2010-41, Class WA, 5.82%, 10/20/2033 (a)	372	373
Series 2003-112, Class SA, IF, IO, 1.12%, 12/16/2033 (a)	139	1
Series 2004-28, Class S, IF, 4.72%, 4/16/2034 (a)	33	34
Series 2004-46, Class AO, PO, 6/20/2034	49	43
Series 2010-103, Class WA, 5.67%, 8/20/2034 (a)	205	205
Series 2004-73, Class JL, IF, IO, 1.12%, 9/16/2034 (a)	477	33
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	11	11
Series 2004-90, Class SI, IF, IO, 0.67%, 10/20/2034 (a)	144	6
Series 2005-68, Class DP, IF, 3.34%, 6/17/2035 (a)	29	29
Series 2010-14, Class CO, PO, 8/20/2035	324	282
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	426	53
Series 2005-68, Class KI, IF, IO, 0.87%, 9/20/2035 (a)	271	19
Series 2005-72, Class AZ, 5.50%, 9/20/2035	222	222
Series 2005-85, IO, 5.50%, 11/16/2035	110	9
Series 2010-14, Class BO, PO, 11/20/2035	55	46
Series 2006-16, Class OP, PO, 3/20/2036	49	43

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-22, Class AO, PO, 5/20/2036	34	32
Series 2006-34, PO, 7/20/2036	27	25
Series 2006-59, Class SD, IF, IO, 1.27%, 10/20/2036 (a)	44	2
Series 2011-22, Class WA, 5.86%, 2/20/2037 (a)	600	605
Series 2007-57, PO, 3/20/2037	14	14
Series 2007-17, Class JO, PO, 4/16/2037	41	34
Series 2007-17, Class JI, IF, IO, 1.38%, 4/16/2037 (a)	295	21
Series 2010-129, Class AW, 5.87%, 4/20/2037 (a)	202	204
Series 2007-31, Class AO, PO, 5/16/2037	250	205
Series 2007-25, Class FN, 5.73%, 5/16/2037 (a)	36	35
Series 2007-28, Class BO, PO, 5/20/2037	6	6
Series 2007-26, Class SC, IF, IO, 0.77%, 5/20/2037 (a)	129	4
Series 2007-36, Class HO, PO, 6/16/2037	6	6
Series 2007-36, Class SE, IF, IO, 1.04%, 6/16/2037 (a)	125	3
Series 2007-36, Class SG, IF, IO, 1.04%, 6/20/2037 (a)	190	4
Series 2007-45, Class QA, IF, IO, 1.21%, 7/20/2037 (a)	59	3
Series 2007-40, Class SD, IF, IO, 1.32%, 7/20/2037 (a)	147	6
Series 2007-42, Class SB, IF, IO, 1.32%, 7/20/2037 (a)	145	6
Series 2007-53, Class SW, IF, 3.90%, 9/20/2037 (a)	18	18
Series 2009-79, Class OK, PO, 11/16/2037	87	74
Series 2007-74, Class SL, IF, IO, 1.11%, 11/16/2037 (a)	419	4
Series 2007-76, Class SA, IF, IO, 1.10%, 11/20/2037 (a)	119	2
Series 2007-79, Class SY, IF, IO, 1.12%, 12/20/2037 (a)	159	3
Series 2008-2, Class MS, IF, IO, 1.73%, 1/16/2038 (a)	87	6
Series 2008-1, PO, 1/20/2038	20	18
Series 2015-137, Class WA, 5.55%, 1/20/2038 (a)	175	175
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	241	20
Series 2008-10, Class S, IF, IO, 0.40%, 2/20/2038 (a)	64	1
Series 2009-106, Class ST, IF, IO, 0.57%, 2/20/2038 (a)	370	12
Series 2008-33, Class XS, IF, IO, 2.27%, 4/16/2038 (a)	70	4
Series 2008-36, Class SH, IF, IO, 0.87%, 4/20/2038 (a)	140	—
Series 2012-52, Class WA, 6.19%, 4/20/2038 (a)	1,512	1,529
Series 2008-40, Class SA, IF, IO, 0.97%, 5/16/2038 (a)	489	24
Series 2008-55, Class SA, IF, IO, 0.77%, 6/20/2038 (a)	71	2
Series 2008-62, Class SA, IF, IO, 0.72%, 7/20/2038 (a)	404	3
Series 2008-71, Class SC, IF, IO, 0.57%, 8/20/2038 (a)	25	—
Series 2012-59, Class WA, 5.57%, 8/20/2038 (a)	284	285
Series 2009-25, Class SE, IF, IO, 2.17%, 9/20/2038 (a)	67	2
Series 2011-97, Class WA, 6.10%, 11/20/2038 (a)	534	541
Series 2008-93, Class AS, IF, IO, 0.27%, 12/20/2038 (a)	115	5
Series 2008-96, Class SL, IF, IO, 0.57%, 12/20/2038 (a)	83	1
Series 2008-95, Class DS, IF, IO, 1.87%, 12/20/2038 (a)	268	7
Series 2011-163, Class WA, 5.87%, 12/20/2038 (a)	653	659
Series 2009-6, Class SA, IF, IO, 0.67%, 2/16/2039 (a)	78	—
Series 2009-10, Class SA, IF, IO, 0.52%, 2/20/2039 (a)	145	6
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	447	21
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	96	8
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	116	14

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	33	3
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	78	9
Series 2009-43, Class SA, IF, IO, 0.52%, 6/20/2039 (a)	96	3
Series 2009-42, Class SC, IF, IO, 0.65%, 6/20/2039 (a)	178	10
Series 2009-64, Class SN, IF, IO, 0.67%, 7/16/2039 (a)	119	4
Series 2009-54, Class JZ, 5.50%, 7/20/2039	756	755
Series 2009-67, Class SA, IF, IO, 0.62%, 8/16/2039 (a)	132	7
Series 2009-72, Class SM, IF, IO, 0.82%, 8/16/2039 (a)	242	13
Series 2009-104, Class AB, 7.00%, 8/16/2039	18	18
Series 2009-106, Class AS, IF, IO, 0.97%, 11/16/2039 (a)	324	23
Series 2015-91, Class W, 5.27%, 5/20/2040 (a)	559	559
Series 2013-75, Class WA, 5.11%, 6/20/2040 (a)	272	270
Series 2011-137, Class WA, 5.59%, 7/20/2040 (a)	941	940
Series 2010-130, Class CP, 7.00%, 10/16/2040	180	186
Series 2010-157, Class OP, PO, 12/20/2040	466	384
Series 2020-187, Class WA, 3.76%, 7/16/2041 (a)	4,338	3,998
Series 2011-100, Class MY, 4.00%, 7/20/2041	814	770
Series 2012-24, Class WA, 5.57%, 7/20/2041 (a)	1,380	1,382
Series 2013-26, Class AK, 4.69%, 9/20/2041 (a)	590	577
Series 2014-188, Class W, 4.55%, 10/20/2041 (a)	619	604
Series 2012-141, Class WA, 4.51%, 11/16/2041 (a)	2,166	2,097
Series 2012-141, Class WC, 3.72%, 1/20/2042 (a)	1,090	1,002
Series 2012-141, Class WB, 4.02%, 9/16/2042 (a)	1,656	1,535
Series 2012-138, Class PT, 4.00%, 11/16/2042 (a)	1,780	1,657
Series 2013-54, Class WA, 4.90%, 11/20/2042 (a)	1,110	1,096
Series 2017-99, Class PT, 6.01%, 8/20/2044 (a)	654	659
Series 2021-103, Class WA, 4.25%, 6/20/2045 (a)	3,396	3,211
Series 2019-31, Class HC, 3.50%, 5/20/2046	1,578	1,489
Series 2018-160, Class PA, 3.50%, 7/20/2046	1,074	1,036
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	1,615	257
Series 2019-31, Class TS, IF, IO, 0.62%, 3/20/2049 (a)	15,555	1,029
Series 2019-111, IO, 5.00%, 4/20/2049	5,317	812
Series 2019-65, Class ST, IF, IO, 0.62%, 5/20/2049 (a)	7,550	562
Series 2020-133, Class IH, IO, 5.00%, 6/20/2049	3,425	375
Series 2019-112, Class GS, IF, IO, 0.64%, 9/20/2049 (a)	1,852	161
Series 2019-112, Class SG, IF, IO, 0.67%, 9/20/2049 (a)	2,564	182
Series 2023-43, Class B, 4.00%, 12/20/2049	16,953	15,487
Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	5,081	1,056
Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	19,199	2,906
Series 2020-95, Class HI, IO, 4.00%, 7/20/2050	9,350	1,594
Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	10,084	1,813
Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	12,956	2,252
Series 2020-133, Class KB, 1.00%, 8/20/2050	9,374	7,260
Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	20,045	3,121
Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	10,340	2,251
Series 2022-64, Class ZY, 2.50%, 9/20/2050	4,343	2,879
Series 2020-133, Class EI, IO, 3.00%, 9/20/2050	16,009	2,471
Series 2020-134, Class IH, IO, 3.00%, 9/20/2050	21,912	3,460

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-149, Class SH, IF, IO, 3.06%, 10/20/2050 (a)	19,421	484
Series 2020-149, Class TS, IF, IO, 3.06%, 10/20/2050 (a)	17,487	329
Series 2021-16, Class JI, IO, 3.00%, 12/20/2050	21,757	3,455
Series 2020-189, Class JI, IO, 3.50%, 12/20/2050	12,411	1,988
Series 2021-15, Class EI, IO, 2.50%, 1/20/2051	18,887	2,046
Series 2021-27, Class TI, IO, 3.00%, 2/20/2051	13,541	2,104
Series 2021-69, Class CI, IO, 3.50%, 4/20/2051	9,776	1,608
Series 2021-226, Class ZH, 3.00%, 12/20/2051	1,232	721
Series 2023-55, Class MT, 4.50%, 4/20/2053	3,875	3,671
Series 2012-H24, Class FG, 5.59%, 4/20/2060 (a)	4	4
Series 2013-H03, Class FA, 5.59%, 8/20/2060 (a)	—	—
Series 2013-H05, Class FB, 5.83%, 2/20/2062 (a)	4	4
Series 2013-H07, Class MA, 5.99%, 4/20/2062 (a)	6	6
Series 2013-H02, Class HF, 5.74%, 11/20/2062 (a)	1	1
Series 2013-H01, Class JA, 5.76%, 1/20/2063 (a)	418	416
Series 2013-H04, Class SA, 5.86%, 2/20/2063 (a)	1,141	1,138
Series 2013-H08, Class BF, 5.84%, 3/20/2063 (a)	358	356
Series 2013-H07, Class HA, 5.85%, 3/20/2063 (a)	836	833
Series 2013-H09, Class HA, 1.65%, 4/20/2063	30	28
Series 2016-H13, Class FD, 5.46%, 5/20/2066 (a)	547	544
Series 2016-H13, Class FT, 6.02%, 5/20/2066 (a)	220	220
Series 2016-H11, Class FD, 6.14%, 5/20/2066 (a)	1,077	1,074
Series 2016-H26, Class FC, 6.44%, 12/20/2066 (a)	786	786
Series 2017-H05, Class FC, 6.19%, 2/20/2067 (a)	812	808
Series 2017-H08, Class XI, IO, 1.37%, 3/20/2067 (a)	3,274	138
Series 2017-H11, Class XI, IO, 1.58%, 5/20/2067 (a)	8,597	337
Series 2017-H14, Class XI, IO, 0.46%, 6/20/2067 (a)	3,924	128
Series 2017-H14, Class AI, IO, 1.00%, 6/20/2067 (a)	3,987	220
Series 2020-H11, Class GI, IO, 3.29%, 7/20/2067 (a)	2,402	63
Series 2017-H16, Class F, 5.50%, 8/20/2067 (a)	1,958	1,944
Series 2017-H17, Class FQ, 6.37%, 9/20/2067 (a)	2,799	2,787
Series 2017-H25, Class HI, IO, 2.09%, 10/20/2067 (a)	8,219	173
Series 2018-H04, Class FE, 5.59%, 2/20/2068 (a)	1,070	1,058
Series 2018-H18, Class AI, IO, 0.01%, 9/20/2068 (a)	48,173	3,202
Series 2019-H09, Class IB, IO, 1.79%, 4/20/2069 (a)	4,224	26
Series 2019-H14, Class IE, IO, 0.51%, 5/20/2069 (a)	10,537	96
Series 2019-H10, Class IB, IO, 2.05%, 5/20/2069 (a)	6,442	71
Series 2019-H12, Class JI, IO, 2.04%, 7/20/2069 (a)	6,731	94
Series 2019-H14, Class KI, IO, 2.27%, 7/20/2069 (a)	4,990	77
Series 2019-H15, Class IJ, IO, 4.10%, 8/20/2069 (a)	7,486	219
Series 2019-H18, Class CI, IO, 0.04%, 10/20/2069 (a)	21,068	1,165
Series 2019-H18, Class KI, IO, 2.38%, 11/20/2069 (a)	5,839	81
Series 2020-H02, Class DI, IO, 3.21%, 12/20/2069 (a)	7,999	163
Series 2020-H05, IO, 0.08%, 3/20/2070 (a)	20,428	1,113
Series 2020-H07, Class DI, IO, 0.42%, 4/20/2070 (a)	26,034	1,541
Series 2020-H09, Class IE, IO, 0.52%, 5/20/2070 (a)	7,763	317
Series 2020-H17, Class IK, IO, 0.02%, 10/20/2070 (a)	40,250	2,269
Series 2020-H17, Class IJ, IO, 0.04%, 10/20/2070 (a)	9,670	438

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2021-H01, Class AI, IO, 0.02%, 11/20/2070 (a)	80,638	4,572
Series 2020-H22, Class IH, IO, 0.03%, 12/20/2070 (a)	11,117	529
Series 2020-H22, Class JI, IO, 0.03%, 12/20/2070 (a)	111,977	5,227
Series 2021-H01, Class DI, IO, 0.39%, 12/20/2070 (a)	25,787	1,789
Series 2021-H02, Class IJ, IO, 0.03%, 1/20/2071 (a)	114,832	5,391
Series 2021-H02, Class JI, IO, 0.49%, 1/20/2071 (a)	26,598	1,113
Series 2021-H02, Class IH, IO, 0.62%, 1/20/2071 (a)	18,067	844
Series 2021-H02, Class HI, IO, 1.04%, 1/20/2071 (a)	41,006	1,076
Series 2021-H03, Class PI, IO, 0.02%, 2/20/2071 (a)	33,544	1,511
Series 2021-H05, Class IQ, IO, 0.02%, 2/20/2071 (a)	79,128	2,565
Series 2021-H03, Class IE, IO, 0.03%, 2/20/2071 (a)	8,475	287
Series 2021-H03, Class IP, IO, 0.03%, 2/20/2071 (a)	38,616	1,640
Series 2021-H03, Class IN, IO, 0.45%, 2/20/2071 (a)	50,935	2,159
Series 2021-H03, Class NI, IO, 0.61%, 2/20/2071 (a)	27,910	1,263
Series 2021-H03, Class TI, IO, 0.62%, 2/20/2071 (a)	35,379	1,635
Series 2021-H05, Class QI, IO, 0.23%, 3/20/2071 (a)	111,144	2,452
Series 2021-H06, Class IA, IO, 0.29%, 3/20/2071 (a)	17,607	458
Series 2023-H06, Class EI, IO, 0.72%, 3/20/2071 (a)	41,194	1,157
Series 2021-H06, Class QI, IO, 0.15%, 4/20/2071 (a)	41,915	973
Series 2021-H06, IO, 0.61%, 4/20/2071 (a)	74,246	1,499
Series 2021-H14, Class IY, IO, 0.04%, 9/20/2071 (a)	73,393	1,506
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	463	444
Grene 2023-Senior, 5.50%, 1/17/2061 ‡	3,239	3,133
Grene Energy Senio, 11.00%, 1/25/2026 ‡	163	139
GS Mortgage-Backed Securities Trust Series 2024-RPL2, Class A1, 3.75%, 7/25/2061 (a) (c)	7,161	6,731
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (c)	144	133
Series 2004-4, Class 1AF, 5.84%, 6/25/2034 (a) (c)	81	71
Series 2005-RP2, Class 1AF, 5.79%, 3/25/2035 (a) (c)	150	136
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (a) (c)	465	—
Series 2005-RP3, Class 1AF, 5.79%, 9/25/2035 (a) (c)	1,023	859
Series 2006-RP2, Class 1AS2, IF, IO, 0.57%, 4/25/2036 ‡ (a) (c)	875	34
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	84	82
Series 2003-13, Class 1A1, 5.61%, 10/25/2033 (a)	21	20
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	4	4
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	95	91
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	117	114
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	30	28
Series 2005-5F, Class 8A3, 5.50%, 6/25/2035 (a)	22	20
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	223	211
Series 2006-1F, Class 1AP, PO, 2/25/2036	46	26
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,155	506
Impac CMB Trust Series 2005-2, Class 2M1, 6.22%, 4/25/2035 (a)	21	19
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	128	129
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.93%, 3/25/2036 (a)	65	44
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A2, 6.08%, 11/25/2033 (a)	43	41

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-A2, Class 5A3, 6.08%, 11/25/2033 (a)	78	74
Series 2004-A3, Class 4A1, 6.55%, 7/25/2034 (a)	6	6
Series 2006-A3, Class 6A1, 4.84%, 8/25/2034 (a)	24	23
Series 2006-A2, Class 4A1, 6.02%, 8/25/2034 (a)	99	98
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	4	4
Series 2004-A4, Class 1A1, 5.97%, 9/25/2034 (a)	13	12
Series 2005-A1, Class 3A4, 5.43%, 2/25/2035 (a)	60	56
Series 2007-A1, Class 5A2, 5.52%, 7/25/2035 (a)	40	38
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (c) (d)	3,457	3,415
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.78%, 4/25/2036 (a)	170	105
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	27	24
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	317	94
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.42%, 4/21/2034 (a)	31	29
Series 2004-3, Class 4A2, 4.58%, 4/25/2034 (a)	25	22
Series 2004-4, Class 2A1, 5.71%, 5/25/2034 (a)	13	12
Series 2004-13, Class 3A7, 5.65%, 11/21/2034 (a)	150	139
Series 2004-15, Class 3A1, 6.45%, 12/25/2034 (a)	27	25
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	85	82
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	25	23
Series 2004-1, Class 30, PO, 2/25/2034	32	21
Series 2004-3, Class 30, PO, 4/25/2034	62	43
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034	29	4
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	65	64
Series 2004-5, Class 30, PO, 6/25/2034	79	56
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034	20	3
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034	30	4
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	308	289
Series 2004-7, Class 30, PO, 8/25/2034	17	12
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034	71	8
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035	597	89
MASTR Asset Securitization Trust
Series 2003-11, Class 15, PO, 12/25/2018 ‡	—	— (e)
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	36	33
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (c)	34	28
Series 2004-1, Class 30, PO, 2/25/2034	5	3
Series 2004-3, PO, 3/25/2034	1	—
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 5.79%, 5/25/2035 (a) (c)	1,080	551
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (c)	40	28
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 6.50%, 3/25/2028 (a)	21	19
Series 2003-E, Class A1, 6.06%, 10/25/2028 (a)	123	115
Series 2003-F, Class A1, 6.08%, 10/25/2028 (a)	125	116
Series 2004-D, Class A2, 6.40%, 9/25/2029 (a)	85	80
Series 2004-E, Class A2A, 6.37%, 11/25/2029 (a)	31	29

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-A5, Class 2A6, 6.03%, 8/25/2033 (a)	50	47
Series 2004-A4, Class A2, 5.31%, 8/25/2034 (a)	94	87
Series 2004-1, Class 2A1, 5.31%, 12/25/2034 (a)	72	67
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 2A, 6.94%, 7/25/2033 (a)	30	28
Series 2005-A1, Class 3A, 5.27%, 12/25/2034 (a)	13	13
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A1, 2.91%, 4/28/2066 (a) (c)	4,852	4,355
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.65%, 4/25/2034 (a)	131	127
MortgageIT Trust Series 2005-5, Class A1, 5.96%, 12/25/2035 (a)	21	20
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (c)	151	129
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (c) (d)	11,910	11,996
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	23	22
Series 2003-A1, Class A1, 5.50%, 5/25/2033	4	4
Series 2003-A1, Class A2, 6.00%, 5/25/2033	9	9
Ocwen Loan Investment Trust
Series 2024-HB1, Class A, 3.00%, 2/25/2037 ‡ (c)	3,362	3,190
Series 2024-HB1, Class M2, 3.00%, 2/25/2037 ‡ (c)	1,390	1,194
PHH GMSR Frn, 9.00%, 5/25/2025 ‡ (c)	8,000	7,970
Pnmac jun26, 8.53%, 6/25/2026 ‡	4,573	4,556
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	79	74
Series 2005-4, Class 2, PO, 10/25/2035	46	34
PRPM LLC
Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (c) (d)	2,992	2,861
Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (c) (d)	4,434	4,235
Series 2024-RCF3, Class A1, 4.00%, 5/25/2054 (c) (d)	5,000	4,777
Series 2024-RPL1, Class A1, 4.20%, 12/25/2064 (c) (d)	9,810	9,347
RALI Trust
Series 2002-QS16, Class A3, IF, 5.25%, 10/25/2017 ‡ (a)	—	—
Series 2003-QS9, Class A3, IF, IO, 2.11%, 5/25/2018 ‡ (a)	—	— (e)
Series 2004-QA4, Class NB3, 6.70%, 9/25/2034 (a)	70	66
Series 2004-QA6, Class NB2, 4.41%, 12/26/2034 (a)	26	23
Series 2005-QA6, Class A32, 6.93%, 5/25/2035 (a)	470	265
Series 2005-QA10, Class A31, 5.16%, 9/25/2035 (a)	52	34
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	94	73
Residential Asset Securitization Trust
Series 2003-A5, Class A1, 5.50%, 6/25/2033	81	78
Series 2004-IP2, Class 1A1, 5.98%, 12/25/2034 (a)	174	171
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036	450	87
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	164	86
RFMSI Trust Series 2005-SA4, Class 1A1, 5.60%, 9/25/2035 ‡ (a)	—	—
RMF Buyout Issuance Trust Series 2020-HB1, Class M3, 4.75%, 10/25/2050 ‡ (a) (c)	3,300	2,839
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 6.19%, 4/20/2033 (a)	96	90
Series 2004-8, Class A1, 6.13%, 9/20/2034 (a)	220	189
Series 2004-8, Class A2, 6.41%, 9/20/2034 (a)	200	181
Series 2004-9, Class A1, 6.11%, 10/20/2034 (a)	393	349

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-10, Class A1A, 6.05%, 11/20/2034 (a)	174	159
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 6.09%, 10/19/2034 (a)	198	182
Series 2005-AR5, Class A3, 5.93%, 7/19/2035 (a)	429	396
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.88%, 11/25/2033 (a)	37	36
Series 2003-37A, Class 2A, 5.94%, 12/25/2033 (a)	237	226
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 6.08%, 9/25/2043 (a)	16	15
Series 2004-1, Class II2A, 3.49%, 3/25/2044 (a)	10	10
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (c) (d)	2,641	2,487
Series 2019-3, Class M2, 4.25%, 2/25/2059 (a) (c)	7,550	6,392
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (c)	16,337	13,621
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (c)	10,250	8,055
Two Harbors Msr Frn, 7.55%, 10/25/2024 ‡ (c)	8,000	7,970
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	41	41
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	19	19
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	47	47
Series 1998-1, Class 2E, 7.00%, 3/15/2028	47	47
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	98	95
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	31	29
Series 2003-AR8, Class A, 5.52%, 8/25/2033 (a)	70	66
Series 2003-AR7, Class A7, 5.59%, 8/25/2033 (a)	96	88
Series 2003-AR9, Class 1A6, 5.68%, 9/25/2033 (a)	284	259
Series 2003-AR9, Class 2A, 5.85%, 9/25/2033 (a)	33	31
Series 2003-S9, Class P, PO, 10/25/2033	4	3
Series 2003-S9, Class A8, 5.25%, 10/25/2033	210	196
Series 2003-AR11, Class A6, 5.85%, 10/25/2033 (a)	191	175
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	226	218
Series 2004-AR3, Class A1, 5.75%, 6/25/2034 (a)	15	14
Series 2004-AR3, Class A2, 5.75%, 6/25/2034 (a)	105	94
Series 2006-AR10, Class 2P, 4.17%, 9/25/2036 (a)	27	24
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	27	24
Series 2005-2, Class 1A4, IF, IO, 4.59%, 4/25/2035 (a)	1,525	28
Series 2005-4, Class CB7, 5.50%, 6/25/2035	190	160
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	134	110
Series 2005-11, Class A4, IF, IO, 4.49%, 1/25/2036 (a)	2,424	44
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	115	114
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1, 6.36%, 10/25/2034 (a)	165	156
Series 2007-7, Class A7, 6.00%, 6/25/2037	70	59
Total Collateralized Mortgage Obligations (Cost $644,485)		572,968

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 9.6%
Acrc Series TL-2021A3.75%, 11/15/2026 ‡ (c)	9,333	8,542
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C, 3.60%, 4/14/2033 (a) (c)	4,461	4,287
Series 2014-520M, Class C, 4.21%, 8/15/2046 (a) (c)	2,500	1,505
BAMLL Re-REMIC Trust
Series 2014-FRR8, Class A, 1.82%, 11/26/2047 (a) (c)	8,915	8,701
Series 2024-FRR3, Class B, 1.51%, 1/27/2050 (a) (c)	13,000	11,288
Series 2024-FRR2, Class A, 2.54%, 7/27/2050 ‡ (a) (c)	15,000	13,344
Banc of America Re-Remic Trust
Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (c)	14,257	9,211
Series 2024-FRR1, Class A, 2.13%, 4/27/2049 ‡ (a) (c)	9,647	7,151
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (c)	8,950	8,694
Series 2012-SHOW, Class B, 3.88%, 11/5/2036 (c)	500	472
Series 2012-SHOW, Class E, 4.03%, 11/5/2036 (a) (c)	3,575	3,176
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (c)	5,000	4,629
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.04%, 2/28/2025 (a) (c)	10,000	9,518
CCH II Series 2021-1 A, Class A, 5.13%, 12/23/2026 ‡ (c)	8,882	8,242
Commercial Mortgage Trust
Series 2020-SBX, Class D, 2.32%, 1/10/2038 (a) (c)	4,000	3,097
Series 2013-CR9, Class XB, IO, 0.91%, 7/10/2045 (a) (c)	33,047	27
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (c)	11,600	10,259
Series 2014-USA, Class B, 4.18%, 9/15/2037 (c)	6,320	5,426
Series 2014-USA, Class C, 4.34%, 9/15/2037 (c)	4,000	3,116
Series 2014-USA, Class D, 4.37%, 9/15/2037 (c)	1,700	1,270
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034 (c)	439	417
FHLMC Series 2021-P008, Class A1, 1.73%, 1/25/2033 (a)	14,896	11,702
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040 (a) (c)	55,689	6,443
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 7.32%, 1/25/2051 (a) (c)	4,490	4,415
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q013, Class XPT1, IO, 1.66%, 5/25/2025 (a)	36,605	443
Series Q013, Class XPT2, IO, 1.81%, 5/25/2027 (a)	43,820	1,101
Series K740, Class XAM, IO, 1.11%, 10/25/2027 (a)	33,000	1,040
Series K077, Class AM, 3.85%, 5/25/2028 (a)	4,025	3,860
Series KL06, Class XFX, IO, 1.36%, 12/25/2029 (a)	63,828	3,169
Series K128, Class XAM, IO, 0.73%, 3/25/2031 (a)	26,300	1,097
Series K137, Class AM, 1.98%, 12/25/2031 (a)	12,500	10,172
Series K-1518, Class X1, IO, 0.86%, 10/25/2035 (a)	106,818	6,910
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (a)	97,855	3,636
FNMA ACES
Series 2015-M7, Class A2, 2.59%, 12/25/2024	709	697
Series 2015-M2, Class A3, 3.02%, 12/25/2024 (a)	1,366	1,346
Series 2017-M3, Class A2, 2.46%, 12/25/2026 (a)	1,386	1,301
Series 2018-M7, Class A2, 3.03%, 3/25/2028 (a)	3,956	3,716
Series 2020-M39, Class 1A1, 0.75%, 9/25/2028	3,751	3,420
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (a)	3,983	3,789
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	775	688

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-M38, Class X2, IO, 1.98%, 11/25/2028 (a)	5,072	288
Series 2020-M11, IO, 1.77%, 1/25/2029 (a)	69,699	4,311
Series 2018-M3, Class A2, 3.07%, 2/25/2030 (a)	1,031	941
Series 2020-M39, Class X1, IO, 1.95%, 7/25/2030 (a)	43,935	2,968
Series 2020-M50, Class A2, 1.20%, 10/25/2030	116	104
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (a)	1,710	96
Series 2020-M49, Class 1A1, 1.26%, 11/25/2030 (a)	2,343	2,080
Series 2022-M4, Class 2A2, 1.21%, 12/25/2030 (a)	42,100	33,389
Series 2021-M4, Class A1, 0.96%, 2/25/2031	12,654	11,362
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (a)	23,600	18,952
Series 2021-M2S, Class A2, 1.81%, 10/25/2031 (a)	1,041	847
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (a)	18,900	15,102
Series 2022-M8, Class A1, 1.94%, 12/25/2031 (a)	634	565
Series 2022-M8, Class A2, 1.94%, 12/25/2031 (a)	3,370	2,725
Series 2022-M10, Class A2, 1.94%, 1/25/2032 (a)	26,000	20,985
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (a)	22,730	18,586
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (a)	2,887	2,762
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (a)	15,000	12,662
Series 2023-M4, Class A1, 3.77%, 6/25/2032 (a)	8,228	7,895
Series 2023-M8, Class A1, 4.47%, 11/25/2032 (a)	5,262	5,128
Series 2021-M6, Class A1, 1.49%, 3/25/2033 (a)	3,761	3,448
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (a)	6,345	6,119
Series 2024-M2, Class A1, 4.62%, 4/25/2033 (a)	14,803	14,555
Series 2021-M12, Class 2A2, 2.13%, 5/25/2033 (a)	5,000	3,966
Series 2024-M2, Class A2, 3.75%, 8/25/2033	5,000	4,526
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	593	578
Series 2021-M3, Class X1, IO, 1.92%, 11/25/2033 (a)	12,374	920
Series 2019-M10, Class X, IO, 0.57%, 5/25/2049 (a)	51,900	1,688
FREMF Mortgage Trust
Series 2018-KBX1, Class B, 3.61%, 1/25/2026 (a) (c)	2,400	2,134
Series 2019-K736, Class B, 3.76%, 7/25/2026 (a) (c)	6,500	6,210
Series 2017-K66, Class B, 4.04%, 7/25/2027 (a) (c)	1,000	954
Series 2015-K44, Class C, 3.72%, 1/25/2048 (a) (c)	4,095	4,021
Series 2016-K54, Class C, 4.05%, 4/25/2048 (a) (c)	3,691	3,553
Series 2015-K48, Class C, 3.65%, 8/25/2048 (a) (c)	6,175	5,996
Series 2015-K49, Class C, 3.72%, 10/25/2048 (a) (c)	3,000	2,905
Series 2015-K51, Class B, 3.95%, 10/25/2048 (a) (c)	1,000	974
Series 2016-K56, Class B, 3.95%, 6/25/2049 (a) (c)	1,600	1,544
Series 2017-K69, Class C, 3.73%, 10/25/2049 (a) (c)	2,765	2,572
Series 2016-K59, Class B, 3.58%, 11/25/2049 (a) (c)	1,902	1,812
Series 2017-K65, Class C, 4.08%, 7/25/2050 (a) (c)	3,662	3,461
Series 2017-K71, Class B, 3.75%, 11/25/2050 (a) (c)	1,240	1,165
Series 2018-K73, Class B, 3.85%, 2/25/2051 (a) (c)	1,150	1,079
Series 2018-K75, Class B, 3.97%, 4/25/2051 (a) (c)	3,000	2,810
Series 2018-K78, Class B, 4.13%, 6/25/2051 (a) (c)	3,284	3,099
Series 2018-K79, Class C, 4.21%, 7/25/2051 (a) (c)	4,030	3,776
Series 2018-K81, Class B, 4.17%, 9/25/2051 (a) (c)	2,000	1,887
Series 2020-K737, Class B, 3.30%, 1/25/2053 (a) (c)	4,832	4,555

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-K737, Class C, 3.30%, 1/25/2053 (a) (c)	5,000	4,674
GAM Re-REMIC Trust
Series 2021-FRR1, Class 2A, PO, 11/29/2050 ‡ (c)	3,300	2,594
Series 2021-FRR2, Class AK44, 1.93%, 9/27/2051 ‡ (a) (c)	8,000	7,718
GNMA
Series 2012-147, Class AK, 2.79%, 4/16/2054 (a)	6,994	6,285
Series 2017-76, Class B, 2.60%, 12/16/2056	5,048	3,578
Series 2020-121, Class B, 1.50%, 8/16/2060	11,878	8,770
Series 2021-211, Class AC, 1.30%, 1/16/2063	3,794	2,734
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (c)	4,180	3,697
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (c)	2,686	2,390
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 7.53%, 4/15/2038 (a) (c)	2,013	2,003
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (c)	5,000	4,452
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (c)	7,000	4,395
Multi-Family Connecticut Avenue Securities Trust Series 2023-01, Class M7, 9.32%, 11/25/2053 (a) (c)	7,979	8,254
P4 SFR Series 2019-STl A7.25%, 10/11/2026 ‡	3,200	3,033
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (c)	2,055	1,931
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	6,500	5,284
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (c)	7,000	5,319
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (c)	96	90
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (a) (c)	348	—
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 6.58%, 2/15/2040 (a) (c)	2,889	2,877
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.06%, 3/15/2045 (a) (c)	750	618
Total Commercial Mortgage-Backed Securities (Cost $554,719)		524,068
U.S. Treasury Obligations — 3.7%
U.S. Treasury Bonds
1.13%, 5/15/2040	73,000	44,199
3.88%, 8/15/2040	8,000	7,316
2.38%, 2/15/2042	107,500	77,304
3.38%, 8/15/2042	10,000	8,354
3.88%, 2/15/2043	8,000	7,151
3.63%, 8/15/2043	25,000	21,487
2.25%, 2/15/2052	25,000	15,655
3.63%, 2/15/2053	17,000	14,238
U.S. Treasury Notes 2.88%, 5/15/2032 (f)	9,000	8,028
U.S. Treasury STRIPS Bonds 8.44%, 11/15/2030 (g)	150	112
Total U.S. Treasury Obligations (Cost $246,912)		203,844

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 9.8%
Investment Companies — 9.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.31% (h) (i) (Cost $534,361)	534,230	534,336
Total Investments — 107.0% (Cost $6,262,098)		5,833,480
Liabilities in Excess of Other Assets — (7.0)%		(382,275)
NET ASSETS — 100.0%		5,451,205

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2024.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(e)	Value is zero.
(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(g)	The rate shown is the effective yield as of May 31, 2024.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2024.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	678	09/19/2024	USD	73,881	5
U.S. Treasury 10 Year Ultra Note	290	09/19/2024	USD	32,566	(139)
U.S. Treasury 5 Year Note	1,671	09/30/2024	USD	177,048	232
					98

Abbreviations
USD	United States Dollar

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$576,548	$85,968	$662,516
Collateralized Mortgage Obligations	—	522,194	50,774	572,968
Commercial Mortgage-Backed Securities	—	464,233	59,835	524,068
Mortgage-Backed Securities	—	3,335,748	—	3,335,748
U.S. Treasury Obligations	—	203,844	—	203,844
Short-Term Investments
Investment Companies	534,336	—	—	534,336
Total Investments in Securities	$534,336	$5,102,567	$196,577	$5,833,480
Appreciation in Other Financial Instruments
Futures Contracts	$237	$—	$—	$237
Depreciation in Other Financial Instruments
Futures Contracts	(139)	—	—	(139)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$98	$—	$—	$98
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2024
Investments in Securities:
Asset-Backed Securities	$90,411	$—	$23	$25	$5,000	$(16,662)	$15,397	$(8,226)	$85,968
Collateralized Mortgage Obligations	30,037	— (a)	(87)	7	25,905	(5,088)	—	—	50,774
Commercial Mortgage-Backed Securities	38,341	—	1,029	66	21,066	(667)	—	—	59,835
Total	$158,789	$— (a)	$965	$98	$51,971	$(22,417)	$15,397	$(8,226)	$196,577

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $866.
There were no significant transfers into or out of level 3 for the period ended May 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$66,866	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 90.00% (11.34%)
			Yield (Discount Rate of Cash Flows)	6.21% - 10.19% (6.95%)

Asset-Backed Securities	66,866
	27,893	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (24.33%)
			Constant Default Rate	0.00% - 3.35% (0.00%)
			Yield (Discount Rate of Cash Flows)	0.00% - 23.50% (8.19%)
Collateralized Mortgage Obligations	27,893
Total	$94,759

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2024, the value of these investments was $101,818. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.31% (a) (b)	$622,242	$732,289	$820,021	$(144)	$(30)	$534,336	534,230	$7,448	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.